UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22227

                       IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave, Suite N-611
                    Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC
800 Westchester Ave, Suite N-611
                    Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code:  1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: October 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT | OCTOBER 31, 2012 IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF (QAI)
IQ Hedge Macro Tracker ETF (MCRO)
IQ Hedge Market Neutral Tracker ETF (QMN)
IQ Real Return ETF (CPI)
IQ Global Resources ETF (GRES)
IQ Merger Arbitrage ETF (MNA)
IQ Australia Small Cap ETF (KROO)
IQ Canada Small Cap ETF (CNDA)
IQ Global Agribusiness Small Cap ETF (CROP)
IQ Global Oil Small Cap ETF (IOIL)
IQ US Real Estate Small Cap ETF (ROOF)
IQ Emerging Markets Mid Cap ETF (EMER)

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s web site at www.sec.gov. The Funds’ Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Each Funds’ premium/discount information is available, free of charge, on the Funds’ website, www.indexiq.com or by calling 1-888-934-0777.

The Funds are distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Funds’ investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

Help Preserve the Environment — Go Green!

With e-Delivery, you can:

• Receive email notifications when your most recent shareholder communications are available for review.

• Access prospectuses, annual reports and semiannual reports online.

It’s easy to enroll:

1. Visit https://www.icsdelivery.com/live/

2. Follow the simple enrollment instructions

If you have questions about IndexIQ e-Delivery services, contact a representative at 888-934-0777.

4

Shareholder Letter (unaudited)

Dear Shareholder:

For the six months ended October 31, 2012, we saw a continuation of the divergence in performance between “risky” assets and those assets generally deemed to be “safe havens.” The steady decline in U.S. interest rates and the commitment by the U.S. Federal Reserve to keep short term rates low into 2014 and beyond provided a tailwind for virtually all U.S. fixed income assets. As investors sought to access equity-like returns in a more risk controlled manner, assets flowed into corporate bonds, both investment grade as well as high yield, driving their returns higher. Additionally, long dated U.S. Treasury bonds continued to attract significant interest among investors looking for safety from the problems plaguing sovereign debt in peripheral Europe. Also benefitting from the flight to quality trend were large cap U.S. equities and to some extent small cap U.S. equities. The relative safety of the U.S. Dollar and gold also attracted investor interest over this time period.

Not surprisingly, non-U.S. assets did not fare as well during this time period. International equities (both developed and emerging markets) posted returns below U.S. equities. Economically sensitive commodities such as energy and industrial metals were down sharply over concern about the less than robust global economic data. The Euro was down as debt issues in Greece, Spain, Italy and other European countries continued to weigh on the non-U.S. markets.

During the challenging market environment, many of IndexIQ’s ETFs continued to gain significant traction. Our flagship multi-strategy hedge fund replication fund, the IQ Hedge Multi-Strategy Tracker ETF (ticker QAI), is still being used as the core of investors’ alternative asset exposure, in lieu of or in complement to traditional hedge fund exposure. The IQ Hedge Macro Tracker ETF (ticker MCRO) seeks to provide investors a means of gaining exposure, in a hedged manner, to capitalize on global macro trends. To complement QAI and MCRO, IndexIQ recently launched the IQ Hedge Market Neutral Tracker ETF (ticker QMN), which seeks to provide investors with the risk-return characteristics of hedge funds utilizing a market neutral strategy. The IQ Real Return ETF (ticker CPI) has also become a more important strategy for investors, as the specter of inflation persists. CPI is designed to provide a hedge to the rate of inflation, targeting a real return above the returns of the Consumer Price Index. Also, given today’s low interest rate environment, and CPI’s low volatility profile, it is being used as a vehicle to potentially generate a return on long-term cash holdings.

With the growing importance of commodity and natural resources exposure, investors have adopted the IQ Global Resources ETF (ticker GRES) as a core alternative asset holding. GRES provides investors, through investments in equities, with exposure to eight sectors, including the core commodity asset classes as well as timber, water and coal. For investors interested in specific commodity-oriented sectors, IndexIQ offers the IQ Global Agribusiness Small Cap ETF (Ticker CROP) and IQ Global Oil Small Cap ETF (Ticker IOIL). An alternative way to gain access to the commodity-rich economies of Canada and Australia is through the IQ Canada Small Cap ETF and IQ Australia Small Cap ETF, respectively. Similarly, IndexIQ’s IQ U.S. Real Estate Small Cap ETF (Ticker ROOF) provides investors access to the small cap U.S. real estate sector uniquely through an ETF.

Investors have recognized that having a well-diversified portfolio is critical to better long-term investment returns. Alternative investments have historically provided investors with added diversification to their portfolios. By marrying the diversification benefits of alternative investments and the growth of exchange-traded funds (ETFs), IndexIQ is seeking to provide investors with innovative tools in a dynamic market environment.*

We at IndexIQ call ourselves “The alternative to alternatives” because of our focus on bringing a different approach to the alternative investment segment of the marketplace. One leading example of this philosophy is QAI, which was launched by IndexIQ in March 2009 and surpassed its three-year anniversary as of March 25, 2012. The Fund’s performance has demonstrated why a multi-asset class, hedged approach can be attractive during volatile market conditions.

I want to personally thank you for your interest in IndexIQ and our investment products. I invite you to visit us at www.indexiq.com or call us at (888) 934-0777 for more information on our company and our investment solutions.

Adam S. Patti
Chief Executive Officer

Registered Representative of ALPS Distributors, Inc.

*	Diversification does not eliminate the risk of experiencing investment loss.
5

Fund Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular Fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for Period 5/1/12 to 10/31/12” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying ETF investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying ETF investments in which the Funds invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

Fund Expenses (unaudited) (continued)

	Beginning Account Value	Ending Account Value 10/31/12	Annualized Expense Ratios for the Period 5/1/12 to 10/31/2012	Expenses Paid for Period 5/1/12 to 10/31/2012*
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$1,018.08	0.75%	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$1,020.16	0.75%	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
IQ Hedge Market Neutral Tracker ETF[1]
Actual	$1,000.00	$ 999.20	0.75%	$0.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
IQ Real Return ETF
Actual	$1,000.00	$1,007.62	0.48%	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.48%	$2.45
IQ Global Resources ETF
Actual	$1,000.00	$1,011.40	0.75%	$3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
IQ Merger Arbitrage ETF
Actual	$1,000.00	$ 938.89	0.76%	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Australia Small Cap ETF
Actual	$1,000.00	$ 916.56	0.69%	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.69%	$3.52
IQ Canada Small Cap ETF
Actual	$1,000.00	$ 953.00	0.69%	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.69%	$3.52
IQ Global Agribusiness Small Cap ETF
Actual	$1,000.00	$1,013.29	0.75%	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
IQ Global Oil Small Cap ETF
Actual	$1,000.00	$ 934.59	0.76%	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ US Real Estate Small Cap ETF
Actual	$1,000.00	$1,104.59	0.69%	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.69%	$3.52
IQ Emerging Markets Mid Cap ETF
Actual	$1,000.00	$ 987.43	0.76%	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87

*	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).
1	IQ Hedge Market Neutral Tracker ETF commenced operations on October 4, 2012.
7

Portfolio Summaries
October 31, 2012 (unaudited)

SCHEDULES OF INVESTMENTS SUMMARY TABLE

IQ Hedge Multi-Strategy Tracker ETF Net Assets ($ mil): $284.4
Investments	% of Net Assets
Money Market Funds	26.4%
Corporate Bond Funds	23.5
Short-Term Treasury Bond Funds	14.4
Aggregate Bond Funds	14.3
Equity Funds	6.8
U.S. Small Cap Equity Fund	5.9
Currency Harvest Fund	5.8
Asset Allocation Fund	3.9
High Yield Corporate Bond Funds	3.3
U.S. Large Cap Equity Fund	3.0
Commodity Funds	1.6
Real Estate Fund	0.9
Total Investments	109.8
Liabilities in Excess of Other Assets	(9.8)
Net Assets	100.0%

IQ Hedge Macro Tracker ETF
Net Assets ($ mil): $40.4
Investments	% of Net Assets
Corporate Bond Funds	51.6%
Short-Term Treasury Bond Funds	18.1
Emerging Equity Funds	10.8
Money Market Funds	10.7
Currency Harvest Fund	6.6
Commodity Funds	4.3
Asset Allocation Funds	3.4
Total Investments	105.5
Liabilities in Excess of Other Assets	(5.5)
Net Assets	100.0%

IQ Hedge Market Neutral Tracker ETF
Net Assets ($ mil): $6.2
% of
Investments	Net Assets
Short-Term Treasury Bond Funds	59.2%
Aggregate Bond Funds	15.2
Equity Funds	9.8
Money Market Funds	8.8
Emerging Equity Funds	3.2
High Yield Corporate Bond Funds	2.8
Currency Harvest Fund	1.0
Total Investments	100.0
Liabilities in Excess of Other Assets	0.0 *
Net Assets	100.0%

* Less than 0.05%

IQ Real Return ETF
Net Assets ($ mil): $39.6
% of
Investments	Net Assets
Short-Term Treasury Bond Funds	68.0%
Money Market Funds	19.5
Long-Term Bond Fund	10.0
U.S. Large Cap Equity Funds	9.8
Commodity Funds	8.4
Equity Funds	2.3
Asset Allocation Funds	1.3
Total Investments	119.3
Liabilities in Excess of Other Assets	(19.3)
Net Assets	100.0%

IQ Global Resources ETF
Net Assets ($ mil): $76.1
% of
Investments	Net Assets
Grains, Food & Fiber	19.4%
Livestock	15.9
Timber	15.8
Coal	14.0
Money Market Funds	13.7
Industrial Metals	13.5
Water	6.6
Energy	2.7
Precious Metals	2.2
Total Investments	103.8
Liabilities in Excess of Other Assets	(3.8)
Net Assets	100.0%

IQ Merger Arbitrage ETF
Net Assets ($ mil): $13.4
% of
Investments	Net Assets
Capital Goods	18.2%
Health Care	17.1
Money Market Fund	15.7
Financials	13.9
Energy	12.7
Consumer Cyclicals	7.7
Consumer Staples	7.1
Air Freight & Logistics	4.3
Technology	2.7
Media	2.2
Basic Materials	0.8
Total Investments	102.4
Liabilities in Excess of Other Assets	(2.4)
Net Assets	100.0%

8

Portfolio Summaries (continued)
October 31, 2012 (unaudited)

IQ Australia Small Cap ETF
Net Assets ($ mil): $13.9
% of
Investments	Net Assets
Materials	28.3%
Industrials	22.3
Money Market Fund	18.2
Consumer Discretionary	16.5
Energy	10.2
Health Care	6.9
Financials	5.0
Consumer Staples	4.2
Information Technology	2.6
Telecommunication Services	1.9
Utilities	1.1
Total Investments	117.2
Liabilities in Excess of Other Assets	(17.2)
Net Assets	100.0%

IQ Canada Small Cap ETF
Net Assets ($ mil): $24.9
% of
Investments	Net Assets
Materials	26.4%
Energy	18.4
Money Market Fund	17.9
Metals & Mining	16.5
Oil, Gas & Consumable Fuels	10.5
Industrials	9.7
Energy Equipment & Services	3.5
Financials	2.5
Consumer Discretionary	1.7
Consumer Staples	1.6
Multi-Utilities	1.4
Trading Companies & Distributors	1.1
Chemicals	1.0
Independent Power Producers
& Energy Traders	1.0
Health Care Provides & Services	0.8
Information Technology	0.7
Telecommunication Services	0.7
Auto Components	0.5
Capital Markets	0.4
Media	0.4
Containers & Packaging	0.3
Total Investments	117.0
Liabilities in Excess of Other Assets	(17.0)
Net Assets	100.0%

IQ Global Agribusiness Small Cap ETF
Net Assets ($ mil): $36.5
% of
Investments	Net Assets
Crop Production and Farming	41.9%
Livestock Operations	21.2
Agricultural Supplies and Logistics	14.2
Biofuels	4.9
Agricultural Chemicals	9.7
Agricultural Machinery	7.1
Money Market Funds	10.6
Total Investments	109.6
Liabilities in Excess of Other Assets	(9.6)
Net Assets	100.0%

IQ Global Oil Small Cap ETF
Net Assets ($ mil): $4.1
% of
Investments	Net Assets
Refining & Marketing	37.8%
Exploration & Production	34.5
Equipment, Services & Drilling	26.3
Money Market Fund	1.4
Total Investments	100.0
Liabilities in Excess of Other Assets	0.0 *
Net Assets	100.0%

*	Less than 0.05%
9

Portfolio Summaries (continued)
October 31, 2012 (unaudited)

IQ US Real Estate Small Cap ETF
Net Assets ($ mil): $17.4
% of
Investments	Net Assets
Mortgage REITs	28.8%
Office REITs	19.1
Retail REITs	13.7
Specialized REITs	13.7
Hotel REITs	10.9
Diversified REITs	9.0
Residential REITs	4.7
Money Market Funds	1.7
Total Investments	101.6
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

IQ Emerging Markets Mid Cap ETF
Net Assets ($ mil): $1.6
% of
Investments	Net Assets
Financials	21.8%
Industrials	18.7
Consumer Discretionary	15.7
Materials	14.4
Information Technology	7.4
Consumer Staples	5.9
Utilities	4.0
Health Care	3.0
Technology	1.2
Transportation	1.2
Telecommunications Services	1.1
Energy	0.6
Communications	0.7
Money Market Fund	3.6
Total Investments	99.3
Other Assets in Excess of Liabilities	0.7
Net Assets	100.0%

10

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF
October 31, 2012 (unaudited)

	Shares	Value
Investment Companies — 83.4%
Aggregate Bond Funds — 14.3%
iShares Core Total US Bond Market ETF	168,520	$18,899,518
SPDR Barclays Capital Aggregate
Bond ETF(a)	12,630	747,191
Vanguard Total Bond Market ETF	247,338	20,996,523
Total Aggregate Bond Funds		40,643,232

Asset Allocation Fund — 3.9%
CurrencyShares Japanese Yen Trust(a)*	89,052	10,948,053

Commodity Funds — 1.6%
iShares Silver Trust*	65,960	2,062,569
PowerShares DB Gold Fund(a)*	41,961	2,482,833
Total Commodity Funds		4,545,402

Corporate Bond Funds — 23.5%
iShares Barclays Credit Bond Fund(a)	31,095	3,569,395
iShares iBoxx $ Investment Grade
Corporate Bond Fund	514,051	63,238,554
Total Corporate Bond Funds		66,807,949

Currency Harvest Fund — 5.8%
PowerShares DB G10 Currency Harvest
Fund(a)*	651,243	16,561,109

Equity Funds — 6.8%
iShares MSCI EAFE Index Fund	289,021	15,482,855
Vanguard MSCI EAFE ETF	119,717	3,978,196
Total Equity Funds		19,461,051

High Yield Corporate Bond Funds — 3.3%
iShares iBoxx $ High Yield Corporate
Bond Fund	58,054	5,377,542
SPDR Barclays High Yield Bond ETF	97,764	3,942,822
Total High Yield Corporate Bond Funds		9,320,364

Real Estate Fund — 0.9%
SPDR Dow Jones International
Real Estate ETF(a)	60,237	2,454,055

	Shares	Value
Investment Companies (continued)
Short-Term Treasury Bond Funds — 14.4%
iShares Barclays 1-3 Year Treasury
Bond Fund(a)	197,123	$16,641,124
iShares Barclays Short Treasury
Bond Fund(a)	46,780	5,155,624
SPDR Barclays Capital 1-3 Month
T-Bill ETF(a)	43,699	2,002,288
Vanguard Short-Term Bond ETF	212,162	17,261,500
Total Short-Term Treasury Bond Funds		41,060,536

U.S. Large Cap Equity Funds — 3.0%
SPDR S&P 500 ETF Trust	61,288	8,652,640

U.S. Small Cap Equity Fund — 5.9%
iShares Russell 2000 Index Fund(a)	207,593	16,864,855
Total Investment Companies — 83.4%
(Cost $231,554,383)		237,319,246

Short-Term Investment — 14.0%
Money Market Fund — 14.0%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $39,935,707)	39,935,707	39,935,707

Investment of Cash Collateral For
Securities Loaned — 12.4%
Money Market Fund — 12.4%
BNY Mellon Overnight Government Fund
(Cost $35,185,120)	35,185,120	35,185,120

Total Investments — 109.8%
(Cost $306,675,210)		$312,440,073
Liabilities in Excess of
Other Assets — (9.8)%(c)		(28,004,137)
Net Assets — 100.0%		$284,435,936

* Non-income producing securities.

(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $34,463,669; cash collateral of $35,185,120 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of October 31, 2012.
(c)	Liabilities in Excess of Other Assets includes net unrealized appreciation on swap and futures contracts.

ETF — Exchange Traded Fund

See notes to financial statements.

11

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)
October 31, 2012 (unaudited)

Open futures contracts outstanding at October 31, 2012:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
DJ UBS Commodity Index Future	Morgan Stanley	December 2012	(34)	$(499,778)	$(484,500)	$15,278
E-Mini Future Euro FX Future	Morgan Stanley	December 2012	(128)	(10,322,409)	(10,373,600)	(51,191)
Mini MSCI Emerging Market
Index Future	Morgan Stanley	December 2012	(321)	(16,136,961)	(15,889,500)	247,461
						$211,548

Cash posted as collateral to the broker for futures contracts was $845,900 at October 31, 2012.

Total return swap contracts outstanding at October 31, 2012:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
iShares Dow Jones US Real Estate Index Fund	(0.63)%	2/07/2013	$(14,248,788)	$—
ProShares VIX Mid-Term Futures ETF	0.58%	4/17/2014	1,755,503	—
SPDR Barclays Capital Convertible Securities ETF	0.58%	4/17/2014	22,677,100	—
				$—

Cash posted as collateral to the broker for swap contracts was $6,604,318 at October 31, 2012.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either received fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See notes to financial statements.

12

Schedules of Investments — IQ Hedge Macro Tracker ETF
October 31, 2012 (unaudited)

	Shares	Value
Investment Companies — 94.8%
Asset Allocation Funds — 3.4%
CurrencyShares Canadian Dollar Trust	43	$4,281
CurrencyShares Japanese Yen Trust(a)*	11,359	1,396,476
Total Asset Allocation Funds		1,400,757

Commodity Funds — 4.3%
iShares Silver Trust*	8,414	263,105
PowerShares DB Commodity Index
Tracking Fund*	2,407	66,337
PowerShares DB Gold Fund(a)*	23,747	1,405,110
Total Commodity Funds		1,734,552

Corporate Bond Funds — 51.6%
iShares Barclays Credit Bond Fund(a)	9,688	1,112,086
iShares iBoxx $ Investment Grade
Corporate Bond Fund	160,160	19,702,883
Total Corporate Bond Funds		20,814,969

Currency Harvest Fund — 6.6%
PowerShares DB G10 Currency
Harvest Fund(a)*	104,722	2,663,080

Emerging Equity Funds — 10.8%
iShares MSCI Emerging Markets
Index Fund	41,651	1,712,273
Vanguard MSCI Emerging Markets ETF	63,576	2,637,768
Total Emerging Equity Funds		4,350,041

Short-Term Treasury Bond Funds — 18.1%
iShares Barclays 1-3 Year Treasury
Bond Fund	35,029	2,957,148
iShares Barclays Short Treasury
Bond Fund	8,312	916,066
SPDR Barclays 1-3 Month T-Bill ETF(a)	7,765	355,792
Vanguard Short-Term Bond ETF	37,702	3,067,435
Total Short-Term Treasury Bond Funds		7,296,441
Total Investment Companies — 94.8%
(Cost $37,178,955)		38,259,840

	Shares	Value
Short-Term Investment — 5.0%
Money Market Fund — 5.0%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(b)
(Cost $2,012,524)	2,012,524	$2,012,524

Investment of Cash Collateral For
Securities Loaned — 5.7%
Money Market Fund — 5.7%
BNY Mellon Overnight Government Fund
(Cost $2,282,941)	2,282,941	2,282,941

Total Investments — 105.5%
(Cost $41,474,420)		$42,555,305
Liabilities in Excess of Other
Assets — (5.5)%(c)		(2,205,174)
Net Assets — 100.0%		$40,350,131

* Non-Income producing securities.

(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $2,234,245; cash collateral of $2,282,941 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of October 31, 2012.
(c)	Liabilities in Excess of Other Assets includes net unrealized appreciation on swap and futures contracts.

ETF — Exchange Traded Fund

Open futures contracts outstanding at October 31, 2012:

			Number of
			Contracts			Unrealized
			Purchased	Value at	Value at	Appreciation
Type	Broker	Expiration Date	(Sold)	Trade Date	October 31, 2012	(Depreciation)
E-Mini Euro FX Future	Morgan Stanley	December 2012	(15)	$(1,209,657)	$(1,215,656)	$(5,999)
Russell 2000® Index Mini Future	Morgan Stanley	December 2012	(12)	(1,010,682)	(979,560)	31,122
						$25,123

Cash posted as collateral to the broker for futures contracts was $70,500 at October 31, 2012.

Total return swap contract outstanding at October 31, 2012:

	Annual			Unrealized
	Financing Rate	Expiration	Notional	Appreciation
Total Return Benchmark	Received (Paid)	Date	Amount	(Depreciation)
Pro-Shares VIX Mid-Term ETF	0.56%	04/17/2014	$1,074,764	$—

Cash posted as collateral to the broker for swap contracts was $113,760 at October 31, 2012.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See notes to financial statements.

13

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF
October 31, 2012 (unaudited)

	Shares	Value
Investment Companies — 91.2%
Aggregate Bond Funds — 15.2%
iShares Core Total US Bond Market ETF	3,925	$440,189
SPDR Barclays Aggregate Bond ETF	295	17,452
Vanguard Total Bond Market ETF	5,760	488,966
Total Aggregate Bond Funds		946,607

Currency Harvest Fund — 1.0%
PowerShares DB G10 Currency
Harvest Fund	2,420	61,541

Emerging Equity Funds — 3.2%
iShares MSCI Emerging Markets Index	1,920	78,931
Vanguard MSCI Emerging Markets ETF	2,930	121,566
Total Emerging Equity Funds		200,497

Equity Funds — 9.8%
iShares MSCI EAFE Index Fund	9,140	489,630
Vanguard MSCI EAFE ETF	3,790	125,942
Total Equity Funds		615,572

High Yield Corporate Bond Funds — 2.8%
iShares iBoxx $ High Yield Corporate
Bond Fund	1,090	100,966
SPDR Barclays High Yield Bond ETF	1,835	74,006
Total High Yield Corporate Bond Funds		174,972

	Shares	Value
Short-Term Treasury Bond Funds — 59.2%
iShares Barclays 1-3 Year Treasury
Bond Fund	17,725	$1,496,344
iShares Barclays Short Treasury
Bond Fund	4,205	463,433
SPDR Barclays 1-3 Month T-Bill ETF	3,930	180,073
Vanguard Short-Term Bond ETF	19,075	1,551,941
Total Short-Term Treasury Bond Funds		3,691,791
Total Investment Companies — 91.2%
(Cost $5,692,543)		5,690,980
Short-Term Investment — 8.8%
Money Market Fund — 8.8%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(a)
(Cost $550,285)	550,285	550,285
Total Investments — 100.0%
(Cost $6,242,828)		$6,241,265
Liabilities in Excess of
Other Assets — (0.0)%(b)		(2,345)
Net Assets — 100.0%		$6,238,920

* Non-income producing securities.

(a)	Rate shown represents annualized 7-day yield as of October 31, 2012.
(b)	Less than 0.05%.

ETF — Exchange Traded Fund

Open futures contracts outstanding at October 31, 2012:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at October 31, 2012	Unrealized Appreciation
E-Mini Future Euro FX Future	Morgan Stanley	December 2012	(1)	$(81,381)	$(81,044)	$337
Russell 2000® Index Mini Future	Morgan Stanley	December 2012	(1)	(83,554)	(81,630)	1,924
						$2,261

Cash posted as collateral to broker for futures contracts was $5,500 at October 31, 2012.

Total return swap contract outstanding at October 31, 2012:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
SPDR Barclays Capital Convertible Securities ETF	0.58%	7/17/2013	$444,977	$ —

Morgan Stanley acts as counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See notes to financial statements.

14

Schedules of Investments — IQ Real Return ETF
October 31, 2012 (unaudited)

	Shares	Value
Investment Companies — 99.8%
Asset Allocation Fund — 1.3%
CurrencyShares Japanese Yen Trust(a)	4,137	$508,603

Commodity Funds — 8.4%
PowerShares DB Gold Fund(a)*	56,659	3,352,513

Equity Funds — 2.3%
iShares Dow Jones US Real Estate
Index Fund	3,153	201,887
SPDR Dow Jones REIT ETF	1,156	82,446
Vanguard REIT ETF	9,577	616,567
Total Equity Funds		900,900

Long-Term Bond Fund — 10.0%
iShares Barclays 20+ Year Treasury
Bond Fund(a)	32,046	3,953,194

Short-Term Treasury Bond Funds — 68.0%
iShares Barclays Short Treasury
Bond Fund(a)	175,325	19,322,568
SPDR Barclays 1-3 Month T-Bill ETF	166,667	7,636,682
Total Short-Term Treasury Bond Funds		26,959,250

U.S. Large Cap Equity Funds — 9.8%
iShares Core S&P 500 ETF	135	19,100
SPDR S&P 500 ETF Trust	27,524	3,885,838
Total U.S. Large Cap Equity Funds		3,904,938

	Shares	Value
Total Investment Companies — 99.8%
(Cost $39,328,026)		$39,579,398
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(b)
(Cost $83,160)	83,160	83,160

Investment of Cash Collateral For
Securities Loaned — 19.3%
Money Market Fund — 19.3%
BNY Mellon Overnight Government Fund
(Cost $7,642,659)	7,642,659	7,642,659

Total Investments — 119.3%
(Cost $47,053,845)		$47,305,217
Liabilities in Excess of Other
Assets — (19.3)%		(7,656,052)
Net Assets — 100.0%		$39,649,165

* Non-income producing securities.

(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $7,510,749; cash collateral of $7,642,659 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of October 31, 2012.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See notes to financial statements.

15

Schedules of Investments — IQ Global Resources ETF
October 31, 2012 (unaudited)

	Shares	Value
Common Stocks — 90.1%
Australia — 5.8%
BHP Billiton Ltd.	74,947	$2,661,782
Fortescue Metals Group Ltd(a)	71,481	302,419
Iluka Resources Ltd(a)	9,181	94,441
New Hope Corp. Ltd(a)	174,970	794,686
Newcrest Mining Ltd.	5,202	142,569
OZ Minerals Ltd.	7,423	63,041
PanAust Ltd.	4,270	14,744
Regis Resources Ltd.*	2,995	16,677
Resolute Mining Ltd.	4,687	9,283
Whitehaven Coal Ltd.	97,635	308,790
Woodside Petroleum Ltd.	609	21,724
Total Australia		4,430,156

Belgium — 0.2%
Umicore SA	2,595	133,142

Canada — 6.2%
Agnico-Eagle Mines Ltd.	1,173	66,179
Alamos Gold, Inc.(a)	705	13,790
B2Gold Corp.*(a)	2,325	9,607
Barrick Gold Corp.	6,734	272,122
Canadian Natural Resources Ltd.	839	25,266
Canfor Corp.*	55,003	783,635
Cenovus Energy, Inc.	563	19,844
Centerra Gold, Inc.	1,643	18,624
China Gold International Resources
Corp., Ltd.*	2,300	9,780
Domtar Corp. ADR	14,000	1,116,500
Eldorado Gold Corp.	4,638	68,491
Enbridge, Inc.	564	22,425
Goldcorp, Inc.	5,325	240,544
Husky Energy, Inc.	720	19,486
IAMGOLD Corp.	2,505	38,847
Imperial Oil Ltd.	624	27,588
Inmet Mining Corp.	1,622	83,575
Kinross Gold Corp.	7,763	77,047
Lundin Mining Corp.*	14,212	73,939
New Gold, Inc.*	3,069	35,895
Pan American Silver Corp.	670	14,687
Silver Wheaton Corp.	2,345	94,433
Suncor Energy, Inc.	1,168	39,171
Teck Resources Ltd., Class B	13,315	422,297
TransCanada Corp.	521	23,441
Uranium One, Inc.*(a)	24,434	53,048
West Fraser Timber Co., Ltd.	16,149	977,342
Yamana Gold, Inc.(a)	5,057	102,051
Total Canada		4,749,654

Curacao — 0.1%
Schlumberger Ltd.	1,028	71,477

Finland — 2.8%
UPM-Kymmene Oyj	199,628	2,136,680

France — 1.2%
GDF Suez	1,649	37,832
Suez Environnement Co.	38,038	403,830
Total SA	1,843	92,708
Veolia Environnement	36,190	358,137
Total France		892,507

	Shares	Value
Common Stocks (continued)
Germany — 0.5%
Suedzucker AG	9,349	$362,161

Hong Kong — 2.1%
China Foods Ltd.	140,356	141,985
CNOOC Ltd.	33,856	70,333
Lee & Man Paper Manufacturing Ltd.	1,872,538	983,378
Shougang Fushan Resources
Group Ltd.	1,201,350	420,082
Total Hong Kong		1,615,778

Ireland — 0.6%
Kerry Group PLC, Class A	8,887	464,892

Italy — 0.1%
Eni SpA	2,927	67,171

Japan — 6.3%
Ajinomoto Co., Inc.	33,672	513,527
Hokuetsu Kishu Paper Co., Ltd.(a)	79,257	405,556
INPEX Corp.	3	17,078
Itoham Foods, Inc.	115,989	462,911
Kurita Water Industries Ltd.	9,959	225,769
Maruha Nichiro Holdings, Inc.	238,146	390,306
Mitsubishi Materials Corp.	30,781	89,343
Mitsui & Co., Ltd.	1,336	18,804
Nippon Meat Packers, Inc.	106,511	1,319,228
Nippon Paper Group, Inc.(a)	45,606	520,934
Nisshin Seifun Group, Inc.	13,189	164,512
Nissin Foods Holdings Co., Ltd.	6,162	232,819
Sumitomo Metal Mining Co., Ltd.	13,782	181,220
Toyo Suisan Kaisha Ltd.	5,665	140,969
Yamazaki Baking Co., Ltd.	11,120	133,557
Total Japan		4,816,533

Jersey — 0.1%
Randgold Resources Ltd.	716	85,360

Netherlands — 1.8%
Nutreco NV	16,769	1,254,865
Royal Dutch Shell PLC, Class A	2,760	94,614
Total Netherlands		1,349,479

Norway — 0.4%
Norsk Hydro ASA	47,863	215,198
Statoil ASA	2,381	58,760
Total Norway		273,958

Portugal — 1.1%
Portucel-Empresa Produtora
de Pasta e Papel SA	288,874	804,794

Singapore — 2.3%
Golden Agri-Resources Ltd.	602,963	308,882
Olam International Ltd.	126,564	204,361
Sakari Resources Ltd.	240,456	364,611
Wilmar International Ltd.	341,906	865,940
Total Singapore		1,743,794

Spain — 0.2%
Ebro Foods SA	8,080	148,361
Repsol YPF SA	944	18,862
Total Spain		167,223

See notes to financial statements.

16

Schedules of Investments — IQ Global Resources ETF (continued)
October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden — 5.7%
Boliden AB	6,409	$111,945
Holmen AB, B Shares	24,493	721,642
Sandvik AB	252,431	3,499,962
Total Sweden		4,333,549

Switzerland — 1.7%
Aryzta AG	4,794	239,391
Barry Callebaut AG	267	254,900
Lindt & Spruengli AG	46	145,380
Pentair Ltd.	6,142	259,438
Sulzer AG	2,524	365,373
Total Switzerland		1,264,482

United Kingdom — 10.6%
African Barrick Gold Ltd.	2,880	19,673
Anglo American PLC	32,253	988,822
Antofagasta PLC	23,542	476,747
Associated British Foods PLC	40,835	911,153
BG Group PLC	2,535	46,864
BP PLC	14,373	102,649
Centrica PLC	3,671	19,168
Eurasian Natural Resources Corp.	32,080	169,364
Hochschild Mining PLC	2,266	18,071
Kazakhmys PLC	12,472	142,459
New World Resources PLC, Class A(a)	57,493	237,581
Pennon Group PLC	26,997	311,849
Rio Tinto PLC	31,750	1,587,978
Severn Trent PLC	17,929	463,885
Tate & Lyle PLC	24,359	284,908
United Utilities Group PLC	51,402	560,632
Vedanta Resources PLC	7,403	135,248
Weir Group PLC	17,095	479,763
Xstrata PLC	71,837	1,133,142
Total United Kingdom		8,089,956

United States — 40.3%
Alcoa, Inc.	24,252	207,840
Allied Nevada Gold Corp.*	543	20,048
Alpha Natural Resources, Inc.*(a)	47,591	407,855
American Water Works Co., Inc.	13,066	480,045
Anadarko Petroleum Corp.	382	26,285
Apache Corp.	287	23,749
Aqua America, Inc.	10,294	261,365
Arch Coal, Inc.(a)	47,526	378,307
Archer-Daniels-Midland Co.	34,795	933,898
Baker Hughes, Inc.	354	14,857
Bunge Ltd.	7,566	537,413
Chevron Corp.	1,448	159,584
Cliffs Natural Resources, Inc.(a)	3,165	114,794
Coeur d’Alene Mines Corp.*	586	18,113
ConAgra Foods, Inc.	21,744	605,353
ConocoPhillips	934	54,032
CONSOL Energy, Inc.	45,010	1,582,552
Devon Energy Corp.	300	17,463
EOG Resources, Inc.	200	23,298
Exxon Mobil Corp.	3,382	308,337
Flowers Foods, Inc.	7,033	138,480
Flowserve Corp.	4,076	552,257
Freeport-McMoRan Copper
Gold, Inc.	22,213	863,641
General Mills, Inc.	33,510	1,343,081

	Shares	Value
Common Stocks (continued)
United States (continued)
Green Mountain Coffee Roasters,
Inc.*(a)	9,845	$237,855
Halliburton Co.	689	22,248
Hershey Co.	8,474	583,435
Hillshire Brands Co.	13,327	346,635
Hormel Foods Corp.	118,551	3,500,811
IDEX Corp.	6,183	262,963
Ingredion, Inc.	3,972	244,119
J.M. Smucker Co.	5,689	487,206
Joy Global, Inc.	22,774	1,422,236
KapStone Paper And
Packaging Corp.*	18,386	403,941
Kellogg Co.	18,477	966,716
Louisiana-Pacific Corp.*	51,034	805,827
McCormick & Co., Inc.	6,058	373,294
MeadWestvaco Corp.	64,292	1,908,830
Mondelez International, Inc., Class A	85,460	2,268,109
National Oilwell Varco, Inc.	312	22,995
Newmont Mining Corp.	3,371	183,888
Occidental Petroleum Corp.	616	48,639
Peabody Energy Corp.	59,110	1,649,169
Ralcorp Holdings, Inc.*	2,919	210,722
Resolute Forest Products*(a)	38,922	474,848
Royal Gold, Inc.	425	37,434
Seaboard Corp.*	553	1,261,576
Smithfield Foods, Inc.*	76,443	1,564,788
Tyson Foods, Inc., Class A	140,201	2,356,779
Total United States		30,717,710

Total Common Stocks — 90.1%
(Cost $65,361,434)		68,570,456
Short-Term Investment — 8.7%
Money Market Fund — 8.7%
Morgan Stanley
Institutional Liquidity Funds Treasury
Portfolio — Institutional Class, 0.03%(b)
(Cost $6,596,137)	6,596,137	6,596,137
Investment of Cash Collateral For
Securities Loaned — 5.0%
Money Market Fund — 5.0%
BNY Mellon Overnight Government Fund
(Cost $3,836,232)	3,836,232	3,836,232

Total Investments — 103.8%
(Cost $75,793,803)		$79,002,825
Liabilities in Excess of Other
Assets — (3.8)%(c)		(2,876,066)
Net Assets — 100.0%		$76,126,759

* Non-income producing securities.

(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $3,512,386; cash collateral of $3,836,232 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of October 31, 2012.
(c)	Liabilities in Excess of Other Assets includes net unrealized appreciation on futures contracts.

ADR —- American Depositary Receipt

See notes to financial statements.

17

Schedules of Investments — IQ Global Resources ETF (continued)
October 31, 2012 (unaudited)

Open futures contracts outstanding at October 31, 2012:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at October 31, 2012	Unrealized Appreciation
E-mini S&P 500 Future	Morgan Stanley	December 2012	(103)	$(7,382,937)	$(7,245,020)	$137,917
Mini MSCI EAFE Index Future	Morgan Stanley	December 2012	(97)	(7,495,602)	(7,364,240)	131,362
						$269,279

Cash posted as collateral to the broker for futures contracts was $743,650 at October 31, 2012.

See notes to financial statements.

18

Schedules of Investments — IQ Merger Arbitrage ETF
October 31, 2012 (unaudited)

	Shares	Value
Common Stocks — 86.7%
Air Freight & Logistics — 4.3%
TNT Express NV	55,417	$583,523

Basic Materials — 0.8%
Devgen*	1,723	35,477
Talison Lithium Ltd.*	11,356	73,056
Total Basic Materials		108,533

Capital Goods — 18.2%
Cooper Industries PLC	18,565	1,391,261
Fraser and Neave Ltd.	50,000	375,394
GeoEye, Inc.*	4,881	153,117
Industrea Ltd.	27,514	35,948
Robbins & Myers, Inc.	4,162	246,723
Shaw Group, Inc. (The)*	5,680	248,727
Total Capital Goods		2,451,170

Consumer Cyclicals — 7.7%
Aegis Group PLC	66,069	250,242
Best Buy Co., Inc.(a)	47,176	717,547
Billabong International Ltd.	77,818	71,414
Total Consumer Cyclicals		1,039,203

Consumer Staples — 7.1%
American Greetings Corp., Class A(a)	7,600	130,492
Consolidated Media Holdings Ltd.	62,407	221,965
Viterra, Inc.	37,979	598,088
Total Consumer Staples		950,545

Energy — 12.7%
GenOn Energy, Inc.*	161,094	414,012
Nexen, Inc.	41,043	979,365
Progress Energy Resources Corp.	15,867	319,404
Total Energy		1,712,781

Financials — 13.9%
American Realty Capital Trust, Inc.	28,400	320,068
Citizens Republic Bancorp, Inc.*	7,000	126,980
Dollar Thrifty Automotive Group, Inc.*	9,150	704,550
Hudson City Bancorp, Inc.	77,290	655,806
SeaBright Holdings, Inc.	4,972	54,543
Total Financials		1,861,947

	Shares	Value
Common Stocks (continued)
Health Care — 17.1%
Amerigroup Corp.*	6,950	$634,813
Coventry Health Care, Inc.	21,729	948,254
Medicis Pharmaceutical Corp., Class A	13,194	572,751
Mediq NV	2,325	37,659
Sunrise Senior Living, Inc.*	6,888	99,118
Total Health Care		2,292,595

Media — 2.2%
Astral Media, Inc., Class A	7,245	296,324

Technology — 2.7%
Kenexa Corp.*	5,302	243,680
LBi International NV*	9,453	34,947
LML Payment Systems, Inc.*	10,800	36,936
PLX Technology, Inc.*	9,508	41,170
Total Technology		356,733

Total Common Stocks — 86.7%
(Cost $11,880,600)		11,653,354

Short-Term Investment — 10.4%
Money Market Fund — 10.4%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(b)
(Cost $1,391,582)	1,391,582	1,391,582

Investment of Cash Collateral For
Securities Loaned — 5.3%
Money Market Fund — 5.3%
BNY Mellon Overnight Government Fund
(Cost $713,406)	713,406	713,406

Total Investments — 102.4%
(Cost $13,985,588)		$13,758,342
Liabilities in Excess of Other
Assets — (2.4)%(c)		(320,412)
Net Assets — 100.0%		$13,437,930

* Non-income producing securities.

(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $682,038; cash collateral of $713,406 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of October 31, 2012.
(c)	Liabilities in Excess of Other Assets includes net unrealized appreciation on futures contracts.

Open futures contracts outstanding at October 31, 2012:

			Number of
			Contracts
			Purchased	Value at	Value at	Unrealized
Type	Broker	Expiration Date	(Sold)	Trade Date	October 31, 2012	Appreciation
E-mini S&P 500 Future	Morgan Stanley	December 2012	(16)	$(1,145,980)	$(1,125,440)	$20,540
Mini MSCI EAFE Index Future	Morgan Stanley	December 2012	(15)	(1,160,673)	(1,138,800)	21,873

						$42,413

Cash posted as collateral to broker for futures contracts was $115,250 at October 31, 2012.

See notes to financial statements.

19

Schedules of Investments — IQ Australia Small Cap ETF
October 31, 2012 (unaudited)

	Shares	Value
Common Stocks — 99.0%
Consumer Discretionary — 16.5%
APN News & Media Ltd.	62,997	$24,170
Aristocrat Leisure Ltd.	74,793	218,709
Billabong International Ltd.	61,032	56,009
Breville Group Ltd.	13,609	84,389
David Jones Ltd.(a)	79,293	219,535
Fairfax Media Ltd.	313,755	128,512
Flight Centre Ltd.(a)	8,274	228,221
G.U.D. Holdings Ltd.	10,515	91,481
Invocare Ltd.	16,186	147,868
JB Hi-Fi Ltd.(a)	14,580	154,967
Myer Holdings Ltd.(a)	87,222	176,820
Navitas Ltd.(a)	36,347	155,283
Pacific Brands Ltd.	139,699	89,814
Seven West Media Ltd.(a)	85,772	108,064
Southern Cross Media Group Ltd.	84,106	90,702
Super Retail Group Ltd.	19,776	184,765
Ten Network Holdings Ltd.(a)	135,406	39,314
Wotif.com Holdings Ltd.(a)	19,490	93,977
Total Consumer Discretionary		2,292,600

Consumer Staples — 4.2%
Goodman Fielder Ltd.*	251,926	152,822
GrainCorp Ltd., Class A	34,181	434,898
Total Consumer Staples		587,720

Energy — 10.2%
Aquila Resources Ltd.*(a)	27,724	77,333
Aurora Oil & Gas Ltd.*	64,115	259,952
AWE Ltd.	80,294	110,737
Beach Energy Ltd.	182,349	260,940
Buru Energy Ltd.*	28,300	81,581
Coalspur Mines Ltd.*(a)	64,877	63,238
Drillsearch Energy Ltd.*	52,435	82,374
Energy Resources of Australia Ltd.*	24,546	35,889
Karoon Gas Australia Ltd.*	25,484	147,455
Maverick Drilling & Exploration Ltd.*	46,854	50,286
Paladin Energy Ltd.*	116,196	136,755
Senex Energy Ltd.*	139,223	106,832
Total Energy		1,413,372

Financials — 5.0%
Bank of Queensland Ltd.	46,317	364,056
FlexiGroup Ltd.	29,272	120,200
IOOF Holdings Ltd.	30,895	202,471
Total Financials		686,727

Health Care — 6.9%
Acrux Ltd.	23,893	80,274
Ansell Ltd.	20,318	328,672
Mesoblast Ltd.*(a)	23,293	139,367
Primary Health Care Ltd.(a)	69,965	282,220
Sigma Pharmaceuticals Ltd.	172,428	120,689
Total Health Care		951,222

Industrials — 22.3%
Ausdrill Ltd.	39,281	116,087
Ausenco Ltd.	14,251	46,697
Boart Longyear Ltd.	69,169	104,718
Bradken Ltd.	24,228	124,109
Cabcharge Australia Ltd.(a)	16,523	101,431
Cardno Ltd.	20,714	172,694

	Shares	Value
Common Stocks (continued)
Industrials (continued)
CSR Ltd.(a)	77,410	$140,473
Decmil Group Ltd.	20,268	54,434
Downer EDI Ltd.*	62,073	231,076
Emeco Holdings Ltd.	94,680	68,234
Forge Group Ltd.	8,253	34,146
GWA Group Ltd.	42,018	76,031
Macmahon Holdings Ltd.	91,352	30,313
Mermaid Marine Australia Ltd.	32,006	107,531
Mineral Resources Ltd.	20,949	188,556
Monadelphous Group Ltd.(a)	12,891	282,050
NRW Holdings Ltd.	41,513	88,246
SAI Global Ltd.	29,931	126,010
Seek Ltd.	48,980	339,784
Skilled Group Ltd.	30,416	83,896
Transfield Services Ltd.	69,549	114,669
Transpacific Industries Group Ltd.*	131,779	104,536
UGL Ltd.(a)	24,556	271,948
Virgin Australia Holdings Ltd.*	149,106	75,762
Virgin Australia International
Holdings Ltd.*(b)	229,303	—
Total Industrials		3,083,431

Information Technology — 2.6%
carsales.com Ltd.	31,987	247,440
Iress Market Technology Ltd.	14,953	118,772
Total Information Technology		366,212

Materials — 28.3%
Adelaide Brighton Ltd.	66,685	219,202
Aquarius Platinum Ltd.*	24,852	14,818
Arrium Ltd.	188,782	153,670
Beadell Resources Ltd.*	107,293	107,920
BlueScope Steel Ltd.*	464,136	228,611
CuDeco Ltd.*(a)	21,867	105,892
Discovery Metals Ltd.*(a)	65,874	118,173
DuluxGroup Ltd.	53,876	197,768
Evolution Mining Ltd.*	68,129	140,939
Gindalbie Metals Ltd.*(a)	118,756	42,485
Grange Resources Ltd.	63,845	16,551
Imdex Ltd.	30,665	42,609
Independence Group NL	34,877	144,301
Kingsgate Consolidated Ltd.	21,668	123,353
Lynas Corp., Ltd.*	249,359	188,758
Medusa Mining Ltd.	27,819	175,966
Mineral Deposits Ltd.*	12,879	65,439
Mount Gibson Iron Ltd.	96,168	70,304
Nufarm Ltd.	26,830	159,973
PanAust Ltd.	70,457	243,291
Perseus Mining Ltd.*	68,370	181,494
Regis Resources Ltd.*	54,667	304,409
Resolute Mining Ltd.	98,357	194,803
Sandfire Resources NL*	14,077	123,054
Silver Lake Resources Ltd.*	33,037	120,245
St. Barbara Ltd.*	73,171	143,782
Sundance Resources Ltd.*	368,167	135,529
Troy Resources Ltd.	11,545	52,914
Western Areas NL	21,350	96,968
Total Materials		3,913,221

See notes to financial statements.

20

Schedules of Investments — IQ Australia Small Cap ETF (continued)
October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (continued)
Telecommunication Services — 1.9%
iiNET Ltd.	16,229	$70,007
M2 Telecommunications Group Ltd.	20,731	82,333
TPG Telecom Ltd.	42,934	106,404
Total Telecommunication Services		258,744

Utilities — 1.1%
Energy World Corp., Ltd.*	114,448	43,317
Envestra Ltd.	119,311	111,966
Total Utilities		155,283

Total Common Stocks — 99.0%
(Cost $16,064,647)		13,708,532

	Shares	Value
Investment of Cash Collateral For
Securities Loaned — 18.2%
Money Market Fund — 18.2%
BNY Mellon Overnight Government Fund
(Cost $2,527,107)	2,527,107	$2,527,107

Total Investments — 117.2%
(Cost $18,591,754)		$16,235,639
Liabilities in Excess of Other
Assets — (17.2)%		(2,384,383)
Net Assets — 100.0%		$13,851,256

* Non-income producing securities.

(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $2,387,493; cash collateral of $2,527,107 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.

See notes to financial statements.

21

Schedules of Investments — IQ Canada Small Cap ETF
October 31, 2012 (unaudited)

	Shares	Value
Common Stocks — 99.1%
Auto Components — 0.5%
Martinrea International, Inc.*	18,942	$136,072

Capital Markets — 0.4%
Canaccord Financial, Inc.	20,241	101,053

Chemicals — 1.0%
Canexus Corp.	30,353	260,559

Consumer Discretionary — 1.7%
Great Canadian Gaming Corp.*	12,132	116,526
RONA, Inc.	30,453	312,604
Total Consumer Discretionary		429,130

Consumer Staples — 1.6%
Jean Coutu Group (PJC), Inc., Class A	26,162	392,888

Containers & Packaging — 0.3%
Intertape Polymer Group, Inc.	10,955	76,066

Energy — 18.4%
AltaGas Ltd.	26,173	881,162
Angle Energy, Inc.*	18,720	70,235
Bankers Petroleum Ltd.*	63,451	180,291
Birchcliff Energy Ltd.*	24,121	197,650
BlackPearl Resources, Inc.*	66,567	227,107
Canyon Services Group, Inc.	13,192	140,961
Celtic Exploration Ltd.*	21,926	572,116
Cequence Energy Ltd.*	36,564	67,677
Crew Energy, Inc.*	30,297	233,100
Denison Mines Corp.*	81,059	104,618
Ensign Energy Services, Inc.	31,518	470,799
Ithaca Energy, Inc.*	65,061	125,631
Legacy Oil + Gas, Inc.*	31,997	228,573
Nuvista Energy Ltd.*	23,467	122,559
Savanna Energy Services Corp.	21,374	148,624
Southern Pacific Resource Corp.*	99,701	134,664
Trican Well Service Ltd.	36,737	438,124
Uranium One, Inc.*	112,860	245,029
Total Energy		4,588,920

Energy Equipment & Services — 3.5%
Calfrac Well Services Ltd.	8,124	186,214
Poseidon Concepts Corp.	18,920	279,588
Secure Energy Services, Inc.*	21,647	206,832
Trinidad Drilling Ltd.	30,320	200,819
Total Energy Equipment & Services		873,453

Financials — 2.5%
Industrial Alliance Insurance and
Financial Services, Inc.	22,727	621,894

Health Care Providers & Services — 0.8%
CML Healthcare, Inc.	22,538	190,992

Independent Power Producers & Energy
Traders — 1.0%
Algonquin Power & Utilities Corp.	34,700	239,897

Industrials — 9.7%
Aecon Group, Inc.	14,001	161,232
CAE, Inc.	64,902	713,630
Progressive Waste Solutions Ltd.	28,874	558,414
Russel Metals, Inc.	15,085	421,082
WestJet Airlines Ltd.	31,652	571,604
Total Industrials		2,425,962

	Shares	Value
Common Stocks (continued)
Information Technology — 0.7%
Wi-LAN, Inc.	30,429	$161,963

Materials — 26.4%
Alamos Gold, Inc.	30,068	588,124
AuRico Gold, Inc.*	70,706	589,983
Aurizon Mines Ltd.*	41,245	188,584
B2Gold Corp.*	88,610	366,142
Canfor Corp.*	21,487	306,128
Capstone Mining Corp.*	75,548	186,697
China Gold International
Resources Corp., Ltd.*	60,641	257,853
Dundee Precious Metals, Inc.*	24,212	222,620
Eastern Platinum Ltd.*	216,552	35,749
First Majestic Silver Corp.*	28,934	668,420
Fortuna Silver Mines, Inc.*	31,426	174,187
Great Basin Gold Ltd.*	137,443	11,001
Harry Winston Diamond Corp.*	20,015	286,958
HudBay Minerals, Inc.	43,136	400,071
Kirkland Lake Gold, Inc.*	15,663	154,515
Methanex Corp.	23,538	705,080
NovaGold Resources, Inc.*	56,082	272,134
San Gold Corp.*	81,607	80,015
SEMAFO, Inc.	68,538	274,289
Sherritt International Corp.	74,358	321,387
Silvercorp Metals, Inc.	42,828	265,238
Taseko Mines Ltd.*	47,916	130,876
Thompson Creek Metals Co., Inc.*	38,475	100,855
Total Materials		6,586,906

Media — 0.4%
Mood Media Corp.*	42,859	100,340

Metals & Mining — 16.5%
Alacer Gold Corp.*	56,920	312,078
Argonaut Gold, Inc.*	23,212	246,867
Banro Corp.*	50,299	232,498
Colossus Minerals, Inc.*	26,635	151,096
Copper Mountain Mining Corp.*	23,467	94,854
Endeavour Mining Corp.*	101,728	234,091
Endeavour Silver Corp.*	21,647	196,436
Gabriel Resources Ltd.*	52,441	126,971
Guyana Goldfields, Inc.*	22,181	65,911
Lake Shore Gold Corp.*	104,183	83,388
Major Drilling Group International, Inc.	19,855	205,205
Nevsun Resources Ltd.	50,027	236,746
Orbite Aluminae, Inc., Class Warrants*	45,145	123,759
Premier Gold Mines Ltd.*	34,767	195,140
Pretium Resources, Inc.*	18,080	244,926
Rainy River Resources Ltd.*	22,309	121,422
Rio Alto Mining Ltd.*	40,059	227,248
Romarco Minerals, Inc.*	146,583	139,323
Rubicon Minerals Corp.*	72,139	255,500
Sabina Gold & Silver Corp.*	30,857	89,530
Silver Standard Resources, Inc.*	20,257	307,452
Torex Gold Resources, Inc.*	103,649	215,698
Total Metals & Mining		4,106,139

Multi-Utilities — 1.4%
Just Energy Group, Inc.	34,965	357,521

See notes to financial statements.

22

Schedules of Investments — IQ Canada Small Cap ETF (continued)
October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 10.5%
Advantage Oil & Gas Ltd.*	42,246	$152,162
Bellatrix Exploration Ltd.*	26,966	112,235
Deethree Exploration Ltd.*	15,124	104,710
Gibson Energy, Inc.	25,162	578,008
Niko Resources Ltd.	11,789	150,031
Parex Resources, Inc.*	25,568	114,858
PetroBakken Energy Ltd., Class A	21,772	274,682
Petrobank Energy and Resources Ltd.* .	23,737	325,834
Spartan Oil Corp.*	15,868	72,871
Surge Energy, Inc.*	17,828	120,399
TransGlobe Energy Corp.*	18,410	198,191
Twin Butte Energy Ltd.	51,727	153,706
Whitecap Resources, Inc.*	31,883	253,597
Total Oil, Gas & Consumable Fuels		2,611,284

Telecommunication Services — 0.7%
Manitoba Telecom Services, Inc.	5,525	185,346

	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 1.1%
Superior Plus Corp.	28,122	$274,608

Total Common Stocks — 99.1%
(Cost $32,147,644)		24,720,993

Investment of Cash Collateral For
Securities Loaned — 17.9%
Money Market Fund — 17.9%
BNY Mellon Overnight Government Fund
(Cost $4,447,861)	4,447,861	4,447,861

Total Investments — 117.0%
(Cost $36,595,505)		$29,168,854
Liabilities in Excess of Other
Assets — (17.0)%		(4,227,808)
Net Assets — 100.0%		$24,941,046

* Non-income producing securities.

(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $4,267,383; cash collateral of $4,447,861 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

See notes to financial statements.

23

Schedules of Investments — IQ Global Agribusiness Small Cap ETF
October 31, 2012 (unaudited)

	Shares	Value
Common Stocks — 99.0%
Australia — 8.1%
GrainCorp Ltd.	167,227	$2,127,691
Nufarm Ltd.	138,266	824,405
Total Australia		2,952,096

China — 7.8%
China Bluechemical Ltd., Class H	1,369,115	867,395
China Minzhong Food Corp., Ltd.(a)*	302,074	200,549
China Modern Dairy Holdings Ltd.(a)*	2,299,872	596,479
First Tractor Co., Ltd., Class H*	311,094	259,712
Shenguan Holdings Group Ltd.	925,750	510,055
Yongye International, Inc. ADR(a)*	30,060	166,532
Zhongpin, Inc. ADR*	23,009	265,064
Total China		2,865,786

Hong Kong — 7.2%
China Agri-Industries Holdings Ltd.	1,315,409	823,186
China Foods Ltd.	562,409	568,937
China Yurun Food Group Ltd.(a)*	1,056,246	774,121
Global Bio-chem Technology
Group Co., Ltd.	1,488,266	172,830
Sinofert Holdings Ltd.	1,357,181	287,195
Total Hong Kong		2,626,269

Indonesia — 2.3%
PT Bakrie Sumatera Plantations Tbk	8,484,132	105,113
PT Malindo Feedmill Tbk*	536,921	91,676
PT Perusahaan Perkebunan London
Sumatra Indonesia Tbk	2,162,484	523,454
PT Sampoerna Agro Tbk	482,044	121,703
Total Indonesia		841,946

Ireland — 2.7%
Glanbia PLC	102,447	971,736

Japan — 31.1%
Fuji Oil Co., Ltd.	54,177	719,830
House Foods Corp.	66,011	1,064,534
Iseki & Co., Ltd.	177,480	406,341
Itoham Foods, Inc.	141,717	565,591
Kewpie Corp.	95,763	1,577,879
Kumiai Chemical Industry Co., Ltd.(a)	40,609	183,409
Mitsui Sugar Co., Ltd.	70,024	225,149
Morinaga Milk Industry Co., Ltd.	177,141	585,077
Nippon Flour Mills Co., Ltd.	131,622	550,003
Nippon Meat Packers, Inc.	163,807	2,028,887
Nisshin Oillio Group Ltd.	85,615	314,911
Nisshin Seifun Group, Inc.	171,049	2,133,565
NOF Corp.	144,532	688,937
Prima Meat Packers Ltd.	105,903	190,792
Yamatane Corp.	79,366	103,266
Total Japan		11,338,171

Luxembourg — 1.2%
Adecoagro SA ADR*	47,478	435,848

Netherlands — 8.6%
CSM NV(a)	54,041	1,102,565
Nutreco NV	27,145	2,031,327
Total Netherlands		3,133,892

	Shares	Value
Common Stocks (continued)
Singapore — 2.9%
First Resources Ltd.(a)	293,408	$493,001
Indofood Agri Resources Ltd.(a)	343,823	355,081
Mewah International, Inc.	547,844	195,330
Total Singapore		1,043,412

Spain — 3.3%
Ebro Foods SA	66,601	1,222,893

Thailand — 1.0%
GFPT PCL	474,862	113,099
Thai Vegetable Oil PCL	306,264	245,811
Total Thailand		358,910

United Kingdom — 3.5%
Dairy Crest Group PLC	103,086	591,898
Devro PLC	127,946	675,686
Total United Kingdom		1,267,584

United States — 19.3%
American Vanguard Corp.	18,300	653,859
Andersons, Inc.	13,365	524,977
Chiquita Brands International, Inc.*	35,495	255,919
CVR Partners LP(a)*	16,986	459,301
Dole Food Co., Inc.(a)*	28,163	354,572
Lindsay Corp.	9,812	749,343
Smithfield Foods, Inc.*	103,966	2,128,184
Toro Co.	45,437	1,918,350
Total United States		7,044,505

Total Common Stocks — 99.0%
(Cost $39,098,316)		36,103,048

Short-Term Investment — 0.8%
Money Market Fund — 0.8%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(b)
(Cost $296,757)	296,757	296,757

Investment of Cash Collateral For
Securities Loaned — 9.8%
Money Market Fund — 9.8%
BNY Mellon Overnight Government Fund
(Cost $3,561,174)	3,561,174	3,561,174

Total Investments — 109.6%
(Cost $42,956,247)		$39,960,979
Liabilities in Excess of Other
Assets — (9.6)%		(3,491,577)
Net Assets — 100.0%		$36,469,402

* Non-income producing securities.

(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $3,352,371; cash collateral of $3,561,174 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of October 31, 2012.

ADR — American Depositary Receipt

LP — Limited Partnership

PCL — Public Company Limited

See notes to financial statements.

24

Schedules of Investments — IQ Global Oil Small Cap ETF
October 31, 2012 (unaudited)

	Shares	Value
Common Stocks — 98.6%
Australia — 4.5%
Caltex Australia Ltd.	8,970	$158,496
Horizon Oil Ltd.(a)*	66,172	26,761
Total Australia		185,257

Bermuda — 0.3%
Archer Ltd.*	9,975	13,121

Canada — 10.6%
Bankers Petroleum Ltd.*	16,805	47,750
Canyon Services Group, Inc.	3,494	37,335
Cequence Energy Ltd.*	9,684	17,924
Ensign Energy Services, Inc.	8,347	124,683
Ithaca Energy, Inc.*	17,231	33,273
Southern Pacific Resource Corp.*	26,353	35,594
Sunshine Oilsands Ltd.*	129,358	43,731
TransGlobe Energy Corp. ADR*	4,876	52,515
Twin Butte Energy Ltd.	13,700	40,709
Total Canada		433,514

China — 1.1%
Sinopec Shanghai Petrochemical Co.,
Ltd., Class H	154,808	44,345

Colombia — 1.2%
Petrominerales Ltd.	6,000	48,084

Finland — 2.6%
Neste Oil OYJ	8,518	106,458

France — 1.9%
Etablissements Maurel et Prom	5,559	77,364

Italy — 1.4%
ERG SpA	3,196	23,109
Saras SpA*	24,011	32,078
Total Italy		55,187

Japan — 7.8%
Cosmo Oil Co., Ltd.	44,495	79,048
Showa Shell Sekiyu K.K.	13,020	72,324
Tonengeneral Sekiyu K.K.	18,776	170,072
Total Japan		321,444

Netherlands — 7.9%
Core Laboratories NV ADR	3,143	325,803

Norway — 3.2%
Det Norske Oljeselskap ASA*	4,249	65,417
DNO International ASA*	38,753	67,537
Total Norway		132,954

	Shares	Value
Common Stocks (continued)
Philippines — 0.6%
Petron Corp.	93,434	$24,631

Russia — 1.2%
Alliance Oil Co., Ltd.*	6,610	50,805

Thailand — 6.3%
Bangchak Petroleum PCL	22,871	19,588
Esso Thailand PCL	80,480	28,358
IRPC PCL	662,905	93,001
Thai Oil PCL	54,217	118,075
Total Thailand		259,022

United Arab Emirates — 3.9%
Dragon Oil PLC	15,815	141,407
Exillon Energy PLC*	7,512	18,849
Total United Arab Emirates		160,256

United Kingdom — 3.0%
Rockhopper Exploration PLC*	18,882	47,911
Salamander Energy PLC*	15,509	48,098
Xcite Energy Ltd.*	17,010	28,295
Total United Kingdom		124,304

United States — 41.1%
Alon USA Energy, Inc.	827	10,859
Bonanza Creek Energy, Inc.*	1,521	37,675
BPZ Resources, Inc.*	6,724	19,365
CVR Energy, Inc.*	999	36,713
Gulfport Energy Corp.*	3,293	109,262
Harvest Natural Resources, Inc.*	2,493	21,764
Key Energy Services, Inc.*	10,033	65,616
Kodiak Oil & Gas Corp.*	17,520	161,885
Lufkin Industries, Inc.	2,233	111,672
Northern Tier Energy LP(a)*	1,075	23,328
Oceaneering International, Inc.	7,169	375,154
PetroQuest Energy, Inc.*	3,751	22,881
Pioneer Energy Services Corp.*	4,121	27,199
SemGroup Corp., Class A*	2,784	107,573
Stone Energy Corp.*	3,291	77,635
Tesoro Corp.	9,288	350,250
VAALCO Energy, Inc.*	3,843	31,397
Western Refining, Inc.	3,927	97,664
Total United States		1,687,892

Total Common Stocks — 98.6%
(Cost $4,646,488)		4,050,441

See notes to financial statements.

25

Schedules of Investments — IQ Global Oil Small Cap ETF (continued)
October 31, 2012 (unaudited)

	Shares	Value
Warrant — 0.0%
United States — 0.0%(b)
Magnum Hunter Resources Corp,
expiring 10/14/13*
(Cost $0)	265	$8

Short-Term Investment — 0.8%
Money Market Fund — 0.8%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(c)
(Cost $32,369)	32,369	32,369

Investment of Cash Collateral For
Securities Loaned — 0.6%
Money Market Fund — 0.6%
BNY Mellon Overnight Government Fund
(Cost $24,536)	24,536	24,536

Total Investments — 100.0%
(Cost $4,703,393)		$4,107,354
Other Assets in Excess of
Liabilities — 0.0%(b)		1,109
Net Assets — 100.0%		$4,108,463

* Non-income producing securities.

(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $23,243; cash collateral of $24,536 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Less than 0.05%.
(c)	Rate shown represents annualized 7-day yield as of October 31, 2012.

ADR — American Depositary Receipt

K.K. — Kabushiki Kaisha

LP — Limited Partnership

PCL — Public Company Limited

See notes to financial statements.

26

Schedules of Investments — IQ US Real Estate Small Cap ETF
October 31, 2012 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Diversified REITs — 9.0%
CapLease, Inc.	27,336	$140,233
Cousins Properties, Inc.	39,068	328,562
Investors Real Estate Trust	39,529	332,834
Redwood Trust, Inc.	34,161	532,570
Resource Capital Corp.	40,002	234,412
Total Diversified REITs		1,568,611

Hotel REITs — 10.9%
Ashford Hospitality Trust, Inc.	26,733	229,636
FelCor Lodging Trust, Inc.*	47,646	209,642
Hersha Hospitality Trust, Class A	74,437	340,177
Pebblebrook Hotel Trust	25,404	539,073
Sunstone Hotel Investors, Inc.*	58,946	582,387
Total Hotel REITs		1,900,915

Mortgage REITs — 28.8%
Anworth Mortgage Asset Corp.	59,982	368,290
ARMOUR Residential REIT, Inc.	124,644	897,437
CreXus Investment Corp.	33,020	371,475
Dynex Capital, Inc.	23,430	232,426
Gramercy Capital Corp.*	16,330	47,520
Invesco Mortgage Capital	49,738	1,065,885
iStar Financial, Inc.*	31,710	276,828
Newcastle Investment Corp.	74,330	642,955
NorthStar Realty Finance Corp.	58,041	381,329
PennyMac Mortgage Investment Trust	24,130	613,867
RAIT Financial Trust	21,509	120,020
Total Mortgage REITs		5,018,032

Office REITs — 19.1%
Brandywine Realty Trust	61,803	716,915
Commonwealth REIT	36,085	494,725
First Industrial Realty Trust, Inc.*	38,554	514,696
First Potomac Realty Trust	22,007	262,104
Franklin Street Properties Corp.	31,098	354,828
Government Properties Income Trust(a)	17,264	383,088
Lexington Realty Trust	63,028	598,136
Total Office REITs		3,324,492

	Shares	Value
Common Stocks (continued)
Residential REITs — 4.7%
Associated Estates Realty Corp.	21,331	$319,752
Education Realty Trust, Inc.	47,734	502,639
Total Residential REITs		822,391

Retail REITs — 13.7%
Acadia Realty Trust	19,866	510,159
Cedar Realty Trust, Inc.	23,511	124,373
Getty Realty Corp.(a)	11,515	210,840
Glimcher Realty Trust	60,397	644,436
Inland Real Estate Corp.	33,453	273,311
Pennsylvania Real Estate
Investment Trust	22,689	375,049
Ramco-Gershenson Properties Trust	20,150	261,144
Total Retail REITs		2,399,312

Specialized REITs — 13.7%
CubeSmart, Class A	48,855	640,978
DCT Industrial Trust, Inc.	113,551	732,404
Medical Properties Trust, Inc.	58,426	670,730
Sabra Health Care REIT, Inc.	15,967	354,787
Total Specialized REITs		2,398,899

Total Common Stocks — 99.9%
(Cost $16,858,900)		17,432,652

Investment of Cash Collateral For
Securities Loaned — 1.7%
Money Market Fund — 1.7%
BNY Mellon Overnight Government Fund
(Cost $288,553)	288,553	288,553

Total Investments — 101.6%
(Cost $17,147,453)		$17,721,205
Liabilities in Excess of Other
Assets — (1.6)%		(275,765)
Net Assets — 100.0%		$17,445,440

* Non-income producing securities.

(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $280,212; cash collateral of $288,553 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

REITs — Real Estate Investment Trusts

See notes to financial statements.

27

Schedules of Investments — IQ Emerging Markets Mid Cap ETF
October 31, 2012 (unaudited)

	Shares	Value
Common Stocks — 95.7%
Bermuda — 0.5%
Sihuan Pharmaceutical Holdings
Group Ltd.(a)	22,000	$8,630

Brazil — 6.3%
Anhanguera Educacional
Participacoes SA	723	12,678
BR Properties SA	1,163	15,238
Brookfield Incorporacoes SA	2,348	4,106
Companhia de Saneamento de
Minas Gerais-Copasa MG	452	10,674
Diagnosticos da America SA	1,454	9,669
Ez Tec Empreendimentos
E Participacoes SA	750	9,864
Gafisa SA*	3,322	6,103
Iochpe-Maxion SA	524	6,427
Marfrig Alimentos SA*	875	4,525
Mills Estruturas e Servicos de
Engenharia SA	504	7,731
Raia Drogasil SA	1,267	13,949
Rossi Residencial SA	1,488	3,130
Total Brazil		104,094

Cayman Islands — 2.0%
Bosideng International Holdings Ltd.	22,000	6,983
China Metal Recycling Holdings Ltd.	6,000	6,000
China Rongsheng Heavy Industries
Group Holdings Ltd.(a)	32,500	7,003
NVC Lighting Holdings Ltd.	19,000	5,026
Zhen Ding Technology Holding Ltd.	3,150	8,325
Total Cayman Islands		33,337

Chile — 4.2%
Administradora de Fondos de
Pensiones Provida SA	1,443	10,222
Inversiones Aguas Metropolitanas SA	9,061	16,837
Parque Arauco SA	4,472	10,195
Ripley Corp. SA	7,185	6,773
Salfacorp SA	3,418	8,062
Sociedad Matriz Saam SA*	1	0
Sonda SA	3,130	9,566
Vina Concha y Toro SA	3,841	7,757
Total Chile		69,412

China — 5.7%
Ajisen (China) Holdings Ltd.	4,000	2,767
Beijing Capital International Airport Co.,
Ltd., Class H	16,000	10,302
China Molybdenum Co., Ltd., Class H* .	21,000	8,996
China Shanshui Cement Group	14,000	10,423
China Shipping Development Co., Ltd.,
Class H(a)	12,000	6,302
Dongyue Group	10,000	5,716
Guangshen Railway Co., Ltd., Class H	30,000	10,335
LI Ning Co., Ltd.(a)*	5,000	2,652
Renhe Commercial Holdings Co.,
Ltd.(a)*	64,000	2,725
Semiconductor Manufacturing
International Corp.(a)*	180,000	7,084
Shui On Land Ltd.	35,486	15,018
Sinopec Shanghai Petrochemical Co.,
Ltd., Class H	22,000	6,302

	Shares	Value
Common Stocks (continued)
China (continued)
Springland International Holdings Ltd.	10,824	$5,321
Total China		93,943

Egypt — 1.9%
Commercial International Bank
Egypt SAE	3,731	23,134
Talaat Moustafa Group*	10,455	8,364
Total Egypt		31,498

Hong Kong — 2.4%
Far East Horizon Ltd.	12,000	8,485
Franshion Properties China Ltd.	27,608	8,442
KWG Property Holding Ltd.	12,106	7,217
Trinity Ltd.	9,089	6,368
Yingde Gases Group Co., Ltd.	10,000	9,484
Total Hong Kong		39,996

Hungary — 0.3%
Magyar Telekom
Telecommunications PLC	2,643	4,896

Indonesia — 4.4%
Bank Pembangunan Daerah Jawa
Barat Dan Banten Tbk PT	91,000	10,421
Bumi Serpong Damai PT	59,000	7,617
Global MediaCom Tbk PT	58,000	13,738
Harum Energy Tbk PT	9,500	5,341
PT Aneka Tambang Tbk	72,000	9,595
PT Lippo Karawaci Tbk	140,500	13,604
PT Perusahaan Perkebunan London
Sumatra Indonesia Tbk	27,220	6,589
Salim Ivomas Pratama Tbk PT	44,000	5,360
Total Indonesia		72,265

Malaysia — 4.8%
Berjaya Corp. Berhad	17,769	3,734
Berjaya Sports Toto Berhad	4,700	6,851
Boustead Holdings Berhad	3,400	5,592
Bursa Malaysia Berhad	3,900	8,079
Dialog Group Berhad	10,960	8,636
Gamuda Berhad	12,600	14,933
Genting Plantations Berhad	2,600	7,665
IGB Corp. Berhad	7,700	6,168
Sapurakencana Petroleum Berhad*	2,570	10,358
SP Setia Berhad	5,422	6,426
Total Malaysia		78,442

Mexico — 4.2%
Bolsa Mexicana de Valores SAB de CV	5,301	11,745
Genomma Lab Internacional SAB
de CV, Class B*	4,603	9,214
Grupo Aeroportuario del Pacifico
SAB de CV, Class B	4,545	21,904
Grupo Aeroportuario del Sureste
SAB de CV, Class B	1,723	16,656
Industrias CH SAB de CV, Class B*	1,707	9,910
Total Mexico		69,429

Peru — 0.6%
Grana y Montero SA	2,866	9,942

See notes to financial statements.

28

Schedules of Investments — IQ Emerging Markets Mid Cap ETF (continued)
October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (continued)
Philippines — 3.3%
Energy Development Corp.	60,847	$9,852
International Container Terminal
Services, Inc.	8,440	14,546
Jollibee Foods Corp.	3,460	8,878
Lepanto Consolidated Mining*	106,000	3,062
Philex Mining Corp.	17,700	6,445
Robinsons Land Corp.	25,400	11,715
Total Philippines		54,498

Poland — 1.2%
Cyfrowy Polsat SA*	1,569	7,121
Enea SA	1,236	5,958
Synthos SA	3,855	6,395
Total Poland		19,474

Russia — 0.3%
Aeroflot — Russian Airlines OJSC	4,355	5,541

South Africa — 9.0%
Adcock Ingram Holdings Ltd.	892	5,937
Aveng Ltd.	2,611	9,286
AVI Ltd.	1,523	10,011
Barloworld Ltd.	1,274	10,288
Clicks Group Ltd.	1,407	9,669
JD Group Ltd.	1,113	5,924
Nampak Ltd.	4,911	16,315
Netcare Ltd.	7,834	16,210
Northam Platinum Ltd.	1,717	6,435
Pick n Pay Stores Ltd.	1,839	8,965
PPC Ltd.	3,218	10,724
Reunert Ltd.	1,228	10,782
Sappi Ltd.*	3,176	8,956
Spar Group Ltd.	1,023	14,317
Telkom South Africa Ltd.*	2,054	4,309
Total South Africa		148,128

South Korea — 14.6%
BS Financial Group, Inc.	1,163	13,170
Cheil Worldwide, Inc.	670	12,901
DGB Financial Group, Inc.	910	11,515
Dongbu Insurance Co., Ltd.	340	15,416
Dongkuk Steel Mill Co., Ltd.	510	6,547
Hanjin Shipping Co., Ltd.*	580	6,461
Hanwha Corp.	430	12,282
Hotel Shilla Co., Ltd.	250	10,545
Hyosung Corp.	233	12,840
Hyundai Development Co.	373	6,703
Hyundai Hysco Co., Ltd.	220	8,795
Hyundai Marine & Fire Insurance
Co., Ltd.	570	18,423
Hyundai Securities Co., Ltd.	1,540	11,819
Kolon Industries, Inc.	116	5,903
Korean Reinsurance Co.	561	5,504
Kumho Tire Co., Inc.*	740	8,922
LG Innotek*	77	5,316
LG International Corp.	213	7,734
LG Uplus Corp.	1,576	10,072
Samsung Fine Chemicals Co., Ltd.	192	12,253
SK Networks Co., Ltd.	920	8,056

	Shares	Value
Common Stocks (continued)
South Korea — (continued)
SKC Co., Ltd.	144	$5,889
Woongjin Coway Co., Ltd.	390	14,197
Woori Investment & Securities Co., Ltd.	1,000	9,674
Total South Korea		240,937

Taiwan — 22.3%
Advantech Co., Ltd.	3,000	10,372
Chicony Electronics Co., Ltd.	5,175	11,356
China Airlines Ltd.*	19,000	7,415
China Life Insurance Co., Ltd.	14,708	11,480
China Petrochemical Development
Corp.	11,000	7,644
E Ink Holdings, Inc.	6,000	4,827
Epistar Corp.	6,000	9,551
EVA Airways Corp.*	12,000	6,963
Evergreen Marine Corp.*	11,999	6,182
Far Eastern Department Stores Ltd.	6,988	6,578
Formosa Taffeta Co., Ltd.	8,000	7,052
Giant Manufacturing Co., Ltd.	2,000	10,338
Highwealth Construction Corp.	7,000	10,196
Hiwin Technologies Corp.	2,100	13,515
Inventec Corp.	21,735	7,433
KGI Securities Co., Ltd.	30,950	13,455
Kinsus Interconnect Technology Corp.	1,953	5,368
LCY Chemical Corp.	4,000	4,135
Macronix International Co., Ltd.	26,987	7,021
Nan Kang Rubber Tire Co., Ltd.	6,174	7,144
Novatek Microelectronics Corp.	3,890	14,648
Pou Chen Corp.	20,000	20,231
Powertech Technology, Inc.	4,400	6,838
Radiant Opto-Electronics Corp.	3,090	12,852
Ruentex Industries Ltd.	5,000	11,279
Shin Kong Financial Holding Co., Ltd.*	54,000	13,993
Simplo Technology Co., Ltd.	2,053	10,120
Taishin Financial Holding Co., Ltd.	56,395	20,174
Taiwan Business Bank*	31,200	8,683
Taiwan Fertilizer Co. Ltd.	6,000	14,295
Taiwan Glass Industry Corp.	9,405	8,999
TECO Electric And Machinery Co., Ltd. .	13,000	8,833
Tripod Technology Corp.	3,440	6,653
TSRC Corp.	4,840	9,875
Unimicron Technology Corp.	9,000	9,212
Walsin Lihwa Corp.*	29,000	7,942
Wintek Corp.*	9,598	3,795
WPG Holdings Ltd.	9,440	11,407
Total Taiwan		367,854

Thailand — 5.8%
Electricity Generating PCL	2,863	12,237
Glow Energy PCL	3,714	8,664
Home Product Center PCL	19,800	7,364
Land And Houses PCL	28,700	8,053
Minor International PCL	27,830	16,616
Robinson Department Store PCL	4,000	7,928
Thai Union Frozen Products PCL	4,500	10,571
TMB Bank PCL	221,700	13,309
True Corp. PCL*	66,700	11,099
Total Thailand		95,841

See notes to financial statements.

29

Schedules of Investments — IQ Emerging Markets Mid Cap ETF (continued)
October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (continued)
Turkey — 1.9%
TAV Havalimanlari Holding AS	1,694	$8,402
Turk Hava Yollari Anonim Ortakligi*	7,108	16,438
Turkiye Sise ve Cam Fabrikalari AS	3,752	5,479
Total Turkey		30,319

Total Common Stocks — 95.7%
(Cost $1,837,539)		1,578,476

Short-Term Investment — 1.3%
Money Market Fund — 1.3%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(b)
(Cost $21,160)	21,160	21,160

	Shares	Value
Investment of Cash Collateral For
Securities Loaned — 2.3%
Money Market Fund — 2.3%
BNY Mellon Overnight Government Fund
(Cost $38,404)	38,404	$38,404

Total Investments — 99.3%
(Cost $1,897,103)		$1,638,040
Other Assets in Excess of
Liabilities — 0.7%(c)		11,394
Net Assets — 100.0%		$1,649,434

* Non-income producing securities.

(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $32,676; cash collateral of $38,404 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of October 31, 2012.
(c)	Other Assets in Excess of Liabilities includes net unrealized depreciation on swaps.

PCL — Public Company Limited.

Total return swap contracts outstanding at October 31, 2012:

	Annual			Unrealized
	Financing Rate	Expiration	Notional	Appreciation
Total Return Benchmark	Received (Paid)	Date	Amount	(Depreciation)
LIC Housing Finance	2.11%	7/17/2013	$8,602	$—
Reliance Capital Ltd.	2.11%	7/17/2013	6,440	—
Satyam Computer Services Ltd.	2.11%	7/17/2013	12,158	—
Unitech Ltd.	2.11%	7/17/2013	5,166	—
Yes Bank Ltd.	2.11%	7/17/2013	13,048
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either received fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See notes to financial statements.

30

Statements of Assets and Liabilities
October 31, 2012 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Real Return ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF
Assets
Investments, at cost:	$306,675,210	$41,474,420	$6,242,828	$47,053,845	$75,793,803	$13,985,588
Investments, at value (including
securities on loan)[1]	$312,440,073	$42,555,305	$6,241,265	$47,305,217	$79,002,825	$13,758,342
Cash	—	—	—	—	—	266,124
Foreign currency[2]	—	—	—	—	4,888	12,891
Cash deposited at broker for
futures collateral	845,900	70,500	5,500	—	743,650	115,250
Cash deposited at broker for
swap collateral	6,604,318	113,760	—	—	—	—
Dividend and interest receivable	19,413	2,100	9	3,080	133,033	5,757
Variation margin receivable	14,270	—		—	11,395	1,765
Receivable for investments sold	—	—		—	139,507	—
Total Assets	319,923,974	42,741,665	6,246,774	47,308,297	80,035,298	14,160,129

Liabilities
Collateral for securities on loan
(Note 2)	35,185,120	2,282,941	—	7,642,659	3,836,232	713,406
Due to broker	98,595	71,535	181	—	—	—
Advisory fees payable	177,712	25,905	3,362	16,245	48,119	8,745
Due to custodian	22,964	2,719	5	—	23,701	—
Variation margin payable	—	7,905	3	—	—	—
Trustee fees payable	973	179	615	195	203
Compliance fees payable	103	32	3,682	6	62	23
Payable for investments
purchased	—	—	—	—	195	—
Accrued expenses and other
liabilities	2,571	318	6	27	27	25
Total Liabilities	35,488,038	2,391,534	7,854	7,659,132	3,908,539	722,199
Net Assets	$284,435,936	$40,350,131	$6,238,920	$39,649,165	$76,126,759	$13,437,930

Composition of Net Assets
Paid-in capital	$292,591,141	$40,656,322	$6,245,267	$39,358,750	$88,119,771	$15,660,912
Undistributed (accumulated) net
investment income (loss)	2,019,551	534,600	(3,367)	20,404	1,091,815	(125,704)
Undistributed (accumulated) net
realized gain (loss) on investments,
swap transactions, futures
contracts and foreign currency
translations	(16,151,167)	(1,946,799)	(3,678)	18,639	(16,566,010)	(1,912,984)
Net unrealized appreciation
(depreciation) on investments,
swap transactions, futures
contracts and foreign currency
translations	5,976,411	1,106,008	698	251,372	3,481,183	(184,294)
Net Assets	$284,435,936	$40,350,131	$6,238,920	$39,649,165	$76,126,759	$13,437,930

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value,
unlimited shares authorized)	10,100,000	1,450,000	250,000	1,500,000	2,600,000	550,000
Net Asset Value	$28.16	$27.83	$24.96	$26.43	$29.28	$24.43

[1] Market value of securities on loan:	$34,463,669	$2,234,245	$—	$7,510,749	$3,512,386	$682,038
[2] Cost of foreign currency:	$—	$—	$—	$—	$4,886	$12,368

See notes to financial statements.

31

Statements of Assets and Liabilities (continued)
October 31, 2012 (unaudited)

	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ Global Agribusiness Small Cap ETF
Assets
Investments, at cost:	$18,591,754	$36,595,505	$42,956,247
Investments, at value (including securities on loan)[1]	$16,235,639	$29,168,854	$39,960,979
Cash	—	—	19,090
Foreign currency[2]	103,698	271,785	548
Cash deposited at broker for futures collateral	—	—	—
Receivable for investments sold	34,718	—	—
Dividend and interest receivable	24,555	15,723	73,162
Total Assets	16,398,610	29,456,362	40,053,779

Liabilities
Collateral for securities on loan (Note 2)	2,527,107	4,447,861	3,561,174
Due to custodian	12,155	52,435	—
Advisory fees payable	8,023	14,802	22,978
Trustee fees payable	27	49	98
Compliance fees payable	16	142	101
Variation margin payable	—	—	—
Due to broker	—	—	—
Accrued expenses and other liabilities	26	27	26
Total Liabilities	2,547,354	4,515,316	3,584,377
Net Assets	$13,851,256	$24,941,046	$36,469,402

Composition of Net Assets
Paid-in capital	$20,357,045	$42,559,258	$42,204,059
Undistributed (accumulated) net investment income (loss)	271,660	222,741	366,815
Undistributed (accumulated) net realized gain (loss) on investments,
swap transactions, futures contracts and foreign currency translations	(4,423,006)	(10,412,123)	(3,104,609)
Net unrealized appreciation (depreciation) on investments, swap
transactions, futures contracts and foreign currency translations	(2,354,443)	(7,428,830)	(2,996,863)
Net Assets	$13,851,256	$24,941,046	$36,469,402

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	650,000	1,000,000	1,450,000
Net Asset Value	$21.31	$24.94	$25.15

[1] Market value of securities on loan:	$2,387,493	$4,267,383	$3,352,371
[2] Cost of foreign currency:	$103,061	$273,891	$548

See notes to financial statements.

32

Statements of Assets and Liabilities (continued)
October 31, 2012 (unaudited)

	IQ Global Oil Small Cap ETF	IQ US Real Estate Small Cap ETF	IQ Emerging Markets Mid Cap ETF
Assets
Investments, at cost:	$4,703,393	$17,147,453	$1,897,103
Investments, at value (including securities on loan)[1]	$4,107,354	$17,721,205	$1,638,040
Cash	—	—	1,163
Foreign currency[2]	26,383	—	51,790
Dividend and interest receivable	2,013	31,477	864
Receivable for investments sold	—	—	86
Total Assets	4,135,750	17,752,682	1,691,943

Liabilities
Collateral for securities on loan (Note 2)	24,536	288,553	38,404
Advisory fees payable	2,706	9,714	1,073
Trustee fees payable	17	—	11
Compliance fees payable	11	—	6
Due to broker	—	—	2,997
Due to custodian	—	8,975	—
Accrued expenses and other liabilities	17	—	18
Total Liabilities	27,287	307,242	42,509
Net Assets	$4,108,463	$17,445,440	$1,649,434

Composition of Net Assets
Paid-in capital	$4,847,722	$13,326,602	$2,278,322
Undistributed (accumulated) net investment income (loss)	15,857	193,258	90,726
Undistributed (accumulated) net realized gain (loss) on investments,
swap transactions, futures contracts and foreign currency translations	(159,412)	3,351,828	(457,668)
Net unrealized appreciation (depreciation) on investments, swap
transactions, futures contracts and foreign currency translations	(595,704)	573,752	(261,946)
Net Assets	$4,108,463	$17,445,440	$1,649,434

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	250,000	800,000	100,000
Net Asset Value	$16.43	$21.81	$16.49

[1] Market value of securities on loan:	$23,243	$280,212	$32,676
[2] Cost of foreign currency:	$26,058	$—	$54,671

See notes to financial statements.

33

Statements of Operations
For the Six Months Ended October 31, 2012 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF**	IQ Real Return ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF
Investment Income
Dividend income*	$2,139,715	$552,871	$9	$92,358	$829,500	$70,677
Interest income	3,304	282	—	1	87	3
Securities lending income, net
(Note 2)	73,967	16,506	—	13,209	17,336	1,102
Total investment income	2,216,986	569,659	9	105,568	846,923	71,782

Expenses
Advisory fees	852,153	186,231	3,362	82,558	261,062	70,519
Trustee fees	3,992	925	5	608	1,233	353
Compliance fees	942	236	3	134	311	100
Miscellaneous	14	14	6	27	27	27
Total expenses	857,101	187,406	3,376	83,327	262,633	70,999
Net investment income (loss)	1,359,885	382,253	(3,367)	22,241	584,290	783

Realized and Unrealized Gain (Loss)
on Investments, Swap transactions,
Futures Contracts and Foreign
Currency Translations
Net realized gain (loss) from:
Investment securities	(1,506,704)	(329,899)	—	(125,865)	(4,290,158)	(346,239)
In-Kind redemptions	1,148,960	1,237,393	—	294,908	663,059	71,229
Swap transactions	171,751	(408,253)	(3,682)	—	—	—
Futures contracts	(424,476)	(200,371)	4	—	(618,587)	36,488
Foreign currency translations	—	—	—	—	(85,665)	(26,225)
Net realized gain (loss)	(610,469)	298,870	(3,678)	169,043	(4,331,351)	(264,747)
Net change in net unrealized
appreciation (depreciation) on:
Investment securities	3,233,236	201,947	(1,563)	107,773	4,231,593	(1,139,387)
Futures contracts	154,952	34,729	2,261	—	175,714	22,813
Foreign currency translations	—	—	—	—	531	264
Net change in net unrealized
appreciation (depreciation)	3,388,188	236,676	698	107,773	4,407,838	(1,116,310)
Net realized and unrealized
gain (loss)	2,777,719	535,546	(2,980)	276,816	76,487	(1,381,057)
Net Increase (Decrease) in Net
Assets Resulting from Operations	$4,137,604	$917,799	$(6,347)	$299,057	$660,777	$(1,380,274)

*Net of foreign taxes withheld of:	$—	$—	$—	$—	$42,229	$2,872

** Commencement of operations was October 4, 2012.

See notes to financial statements.

34

Statements of Operations (continued)
For the Six Months Ended October 31, 2012 (unaudited)

	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ Global Agribusiness Small Cap ETF
Investment Income
Dividend income*	$257,624	$233,570	$393,624
Interest income	6	—	38
Securities lending income, net (Note 2)	17,001	18,231	24,831
Total investment income	274,631	251,801	418,493

Expenses
Advisory fees	47,193	87,642	134,057
Trustee fees	245	463	644
Compliance fees	38	118	169
Miscellaneous	27	185	26
Total expenses	47,503	88,408	134,896
Net investment income (loss)	227,128	163,393	283,597

Realized and Unrealized Gain (Loss) on Investments, Swap transactions,
Futures Contracts and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	(1,227,636)	(2,188,234)	(750,997)
In-Kind redemptions	(201,234)	(667,480)	195,649
Swap transactions	—	—	—
Futures contracts	—	—	—
Foreign currency translations	4,495	13,606	2,511
Net realized gain (loss)	(1,424,375)	(2,842,108)	(552,837)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(262,933)	923,658	559,469
Futures contracts	—	—	—
Foreign currency translations	1,640	(10,783)	(5,698)
Net change in net unrealized appreciation (depreciation)	(261,293)	912,875	553,771
Net realized and unrealized gain (loss)	(1,685,668)	(1,929,233)	934
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,458,540)	$(1,765,840)	$284,531

*Net of foreign taxes withheld of:	$3,697	$38,224	$24,556

See notes to financial statements.

35

Statements of Operations (continued)
For the Six Months Ended October 31, 2012 (unaudited)

	IQ Global Oil Small Cap ETF	IQ US Real Estate Small Cap ETF	IQ Emerging Markets Mid Cap ETF
Investment Income
Dividend income*	$16,203	$815,327	$25,225
Interest income	1	7	1
Securities lending income, net (Note 2)	470	2,215	381
Total investment income	16,674	817,549	25,607

Expenses
Advisory fees	11,020	94,269	6,043
Trustee fees	53	506	35
Compliance fees	25	128	8
Miscellaneous	24	26	28
Total expenses	11,122	94,929	6,114
Net investment income (loss)	5,552	722,620	19,493

Realized and Unrealized Gain (Loss) on Investments, Swap transactions,
Futures Contracts and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	(133,963)	(183,276)	931
In-Kind redemptions	55,522	3,746,686	—
Swap transactions	—	—	(74,248)
Foreign currency translations	(136)	—	77,751
Net realized gain (loss)	(78,577)	3,563,410	4,434
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(193,939)	(1,223,181)	(42,208)
Swap transactions	—	—	15
Foreign currency translations	122	—	(2,026)
Net change in net unrealized appreciation (depreciation)	(193,817)	(1,223,181)	(44,219)
Net realized and unrealized gain (loss)	(272,394)	2,340,229	(39,785)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(266,842)	$3,062,849	$(20,292)

*Net of foreign taxes withheld of:	$1,392	$—	$4,902

See notes to financial statements.

36

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF		IQ Hedge Market Neutral Tracker ETF	IQ Real Return ETF
	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30, 2012	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30, 2012	For the Period October 4, 2012 * to October 31, 2012 (unaudited)	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30, 2012
Increase (Decrease) in Net Assets
from Operations
Net investment income (loss)	$1,359,885	$2,529,098	$382,253	$465,375	$(3,367)	$22,241	$(10,332)
Net realized gain (loss)	(610,469)	(59,823)	298,870	(406,433)	(3,678)	169,043	495,143
Net change in net unrealized
appreciation (depreciation)	3,388,188	(482,500)	236,676	(593,194)	698	107,773	16,786
Net increase (decrease) in net
assets resulting from operations	4,137,604	1,986,775	917,799	(534,252)	(6,347)	299,057	501,597

Dividends and Distributions to
Shareholders from:
Net investment income	—	(2,465,773)	—	(349,947)	—	—	—
Net realized gains	—	—	—	—	—	—	(70,733)
Total dividends and distributions
to shareholders	—	(2,465,773)	—	(349,947)	—	—	(70,733)

Capital Share Transactions
Proceeds from shares created	112,874,031	180,656,444	16,282,219	43,686,434	6,245,267	21,066,462	38,986,694
Cost of shares redeemed	(28,991,107)	(114,838,725)	(27,325,452)	(20,628,831)	—	(9,259,066)	(24,689,903)
Net increase (decrease) from
capital share transactions	83,882,924	65,817,719	(11,043,233)	23,057,603	6,245,267	11,807,396	14,296,791
Total increase (decrease) in
net as sets	88,020,528	65,338,721	(10,125,434)	22,173,404	6,238,920	12,106,453	14,727,655

Net Assets
Beginning of period	196,415,408	131,076,687	50,475,565	28,302,161	—	27,542,712	12,815,057
End of period	$284,435,936	$196,415,408	$40,350,131	$50,475,565	$6,238,920	$39,649,165	$27,542,712
Including undistributed
(accumulated) net investment
income (loss) as follows:	$2,019,551	$659,666	$534,600	$152,347	$(3,367)	$20,404	$(1,837)

Changes in Shares Outstanding
Shares outstanding, beginning
of period	7,100,000	4,704,000	1,850,000	1,000,000	—	1,050,000	500,000
Shares created	4,050,000	6,550,000	600,000	1,600,000	250,000	800,000	1,500,000
Shares redeemed	(1,050,000)	(4,154,000)	(1,000,000)	(750,000)	—	(350,000)	(950,000)
Shares outstanding, end of period	10,100,000	7,100,000	1,450,000	1,850,000	250,000	1,500,000	1,050,000

* Commencement of operations.

See notes to financial statements.

37

Statements of Changes in Net Assets (continued)

	IQ Global Resources ETF		IQ Merger Arbitrage ETF		IQ Australia Small Cap ETF
	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30, 2012	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30, 2012	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30, 2012
Increase (Decrease) in Net
Assets from Operations
Net investment income (loss)	$584,290	$908,263	$783	$(24,536)	$227,128	$579,678
Net realized gain (loss)	(4,331,351)	(6,039,373)	(264,747)	(110,416)	(1,424,375)	(2,771,606)
Net change in net unrealized
appreciation (depreciation)	4,407,838	(4,269,871)	(1,116,310)	720,507	(261,293)	(4,782,433)
Net increase (decrease) in net
assets resulting from
operations	660,777	(9,400,981)	(1,380,274)	585,555	(1,458,540)	(6,974,361)

Dividends and Distributions to
Shareholders from:
Net investment income	—	(448,866)	—	—	—	(1,324,792)
Net realized gains	—	(735,042)	—	—	—	(637,635)
Total dividends and distributions
to shareholders	—	(1,183,908)	—	—	—	(1,962,427)

Capital Share Transactions
Proceeds from shares created	18,402,134	78,029,100	—	13,762,318	—	5,004,467
Cost of shares redeemed	(10,974,655)	(79,259,307)	(11,200,683)	(11,249,742)	(967,252)	(23,113,382)
Net increase (decrease) from
capital share transactions	7,427,479	(1,230,207)	(11,200,683)	2,512,576	(967,252)	(18,108,915)
Total increase (decrease) in
net assets	8,088,256	(11,815,096)	(12,580,957)	3,098,131	(2,425,792)	(27,045,703)

Net Assets
Beginning of period	68,038,503	79,853,599	26,018,887	22,920,756	16,277,048	43,322,751
End of period	$76,126,759	$68,038,503	$13,437,930	$26,018,887	$13,851,256	$16,277,048
Including undistributed
(accumulated) net investment
income (loss) as follows:	$1,091,815	$507,525	$(125,704)	$(126,487)	$271,660	$44,532

Changes in Shares Outstanding
Shares outstanding, beginning
of period	2,350,000	2,400,000	1,000,000	900,000	700,000	1,400,000
Shares created	650,000	2,650,000	—	550,000	—	200,000
Shares redeemed	(400,000)	(2,700,000)	(450,000)	(450,000)	(50,000)	(900,000)
Shares outstanding, end
of period	2,600,000	2,350,000	550,000	1,000,000	650,000	700,000

See notes to financial statements.

38

Statements of Changes in Net Assets (continued)

	IQ Canada Small Cap ETF		IQ Global Agribusiness Small Cap ETF		IQ Global Oil Small Cap ETF
	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30, 2012	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30, 2012	For the Six Months Ended October 31, 2012 (unaudited)	For the Period May 4, 2011* to April 30, 2012
Increase (Decrease) in Net
Assets from Operations
Net investment income (loss)	$163,393	$277,034	$283,597	$388,751	$5,552	$23,587
Net realized gain (loss)	(2,842,108)	(7,617,624)	(552,837)	(1,171,219)	(78,577)	70,073
Net change in net unrealized
appreciation (depreciation)	912,875	(14,985,721)	553,771	(4,992,733)	(193,817)	(401,887)
Net increase (decrease) in
net assets resulting from
operations	(1,765,840)	(22,326,311)	284,531	(5,775,201)	(266,842)	(308,227)

Dividends and Distributions to
Shareholders from:
Net investment income	—	(400,361)	—	(331,760)	—	(12,378)
Net realized gains	—	—	—	—	—	—
Total dividends and distributions
to shareholders	—	(400,361)	—	(331,760)	—	(12,378)

Capital Share Transactions
Proceeds from shares created	—	6,200,746	3,445,988	18,729,999	2,576,598	5,640,912
Cost of shares redeemed	(4,702,235)	(72,557,289)	(6,969,783)	(27,753,609)	(837,929)	(2,683,671)
Net increase (decrease) from
capital share transactions	(4,702,235)	(66,356,543)	(3,523,795)	(9,023,610)	1,738,669	2,957,241
Total increase (decrease) in
net assets	(6,468,075)	(89,083,215)	(3,239,264)	(15,130,571)	1,471,827	2,636,636

Net Assets
Beginning of period	31,409,121	120,492,336	39,708,666	54,839,237	2,636,636	—

End of period	$24,941,046	$31,409,121	$36,469,402	$39,708,666	$4,108,463	$2,636,636
Including undistributed
(accumulated) net investment
income (loss) as follows:	$222,741	$59,348	$366,815	$83,218	$15,857	$11,305

Changes in Shares Outstanding
Shares outstanding, beginning
of period	1,200,000	3,400,000	1,600,000	2,000,000	150,000	—
Shares created	—	200,000	150,000	750,000	150,000	300,000
Shares redeemed	(200,000)	(2,400,000)	(300,000)	(1,150,000)	(50,000)	(150,000)
Shares outstanding, end
of period	1,000,000	1,200,000	1,450,000	1,600,000	250,000	150,000

* Commencement of operations.

See notes to financial statements.

39

Statements of Changes in Net Assets (continued)

	IQ US Real Estate Small Cap ETF		IQ Emerging Markets Mid Cap ETF
	For the Six Months Ended October 31, 2012 (unaudited)	For the Period June 13, 2011* to April 30, 2012	For the Six Months Ended October 31, 2012 (unaudited)	For the Period July 12, 2011* to April 30, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$722,620	$482,815	$19,493	$27,445
Net realized gain (loss)	3,563,410	580,016	4,434	(521,493)
Net change in net unrealized appreciation
(depreciation)	(1,223,181)	1,796,933	(44,219)	(217,727)
Net increase (decrease) in net assets resulting
from operations	3,062,849	2,859,764	(20,292)	(711,775)

Dividends and Distributions to Shareholders from:
Net investment income	(683,606)	(328,571)	—	(23,390)
Net realized gains	—	—	—	—
Total dividends and distributions to shareholders	(683,606)	(328,571)	—	(23,390)

Capital Share Transactions
Proceeds from shares created	16,783,440	42,206,389	—	4,015,365
Cost of shares redeemed	(34,386,094)	(12,068,731)	—	(1,610,474)
Net increase (decrease) from capital
share transactions	(17,602,654)	30,137,658	—	2,404,891
Total increase (decrease) in net assets	(15,223,411)	32,668,851	(20,292)	1,669,726

Net Assets
Beginning of period	32,668,851	—	1,669,726	—
End of period	$17,445,440	$32,668,851	$1,649,434	$1,669,726
Including undistributed (accumulated) net investment
income (loss) as follows:	$193,258	$154,244	$90,726	$71,233

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,600,000	—	100,000	—
Shares created	800,000	2,250,000	—	200,000
Shares redeemed	(1,600,000)	(650,000)	—	(100,000)
Shares outstanding, end of period	800,000	1,600,000	100,000	100,000

* Commencement of operations.

See notes to financial statements.

40

Financial Highlights
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Multi-Strategy Tracker ETF					IQ Hedge Macro Tracker ETF
	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30,			For the Period March 24, 2009[1] to April 30, 2009	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30,		For the Period June 8, 2009[1] to April 30, 2010
		2012	2011	2010			2012	2011
Net asset value, beginning
of period	$27.66	$27.86	$27.21	$25.41	$25.00	$27.28	$28.30	$26.54	$25.00

Income from Investment
Operations
Net investment income (loss)[2]	0.17	0.43	0.61	0.52	0.02	0.21	0.39	0.38	0.26
Net realized and unrealized gain
(loss) on investments	0.33	(0.27)	0.45	1.51	0.39	0.34	(1.14)	1.53	1.53
Distributions of net realized
gains by other investment
companies	—	0.01	0.00 [3]	—	—	—	0.00 [3]	0.00 [3]	—
Net increase (decrease) in net
assets resulting from investment
operations	0.50	0.17	1.06	2.03	0.41	0.55	(0.75)	1.91	1.79

Distributions from:
Net investment income	—	(0.37)	(0.41)	(0.23)	—	—	(0.27)	(0.15)	(0.25)
Net realized gains	—	—	—	—	—	—	—	—	—
Total distributions from net
investment income and
realized gains	—	(0.37)	(0.41)	(0.23)	—	—	(0.27)	(0.15)	(0.25)
Net asset value, end of period	$28.16	$27.66	$27.86	$27.21	$25.41	$27.83	$27.28	$28.30	$26.54

Total Return
Total investment return based on
net asset value[5]	1.81%	0.65%	3.95%	8.00%	1.64%	2.02%	(2.61)%	7.21%	7.16%

Ratios/Supplemental Data
Net assets, end of period
(000’s omitted)	$284,436	$196,415	$131,077	$92,639	$11,536	$40,350	$50,476	$28,302	$10,614
Ratio to average net assets of:
Expenses	0.75%[7]	0.75%	0.77%	0.77%	0.13%[6]	0.75%[7]	0.75%	0.77%	0.76%[7]
Net investment income (loss)	1.19%[7]	1.57%	2.23%	1.93%	0.08%[6]	1.54%[7]	1.44%	1.41%	1.10%[7]
Portfolio turnover rate[8]	43%	90%	145%	169%	0%[9]	47%	108%	54%	77%

See footnotes on page 46.

See notes to financial statements.

41

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Market Neutral Tracker ETF		IQ Real Return ETF
	For the Period October 4, 2012[1] to October 31, 2012 (unaudited)	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30,		For the Period October 26, 2009[1] to April 30, 2010
			2012	2011
Net asset value, beginning of period	$24.98	$26.23	$25.63	$24.99	$25.00
Income from Investment Operations
Net investment income (loss)[2]	(0.01)	0.02	(0.01)	(0.08)	(0.02)
Net realized and unrealized gain (loss)
on investments	(0.01)	0.18	0.66	0.72	0.01
Distributions of net realized gains by other
investment companies	—	—	—	—	—
Net increase (decrease) in net assets resulting
from investment operations	(0.02)	0.20	0.65	0.64	(0.01)

Distributions from:
Net investment income	—	—	—	(0.00)[4]	—
Net realized gains	—	—	(0.05)	—	—
Total distributions from net investment
income and realized gains	—	—	(0.05)	(0.00)[4]	—
Net asset value, end of period	$24.96	$26.43	$26.23	$25.63	$24.99

Total Return
Total investment return based on net
asset value[5]	(0.08)%	0.76%	2.56%	2.58%	(0.04)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,239	$39,649	$27,543	$12,815	$13,744
Ratio to average net assets of:
Expenses	0.75%[7]	0.48%[7]	0.48%	0.49%	0.50%[7]
Net investment income (loss)	(0.75)%[7]	0.13%[7]	(0.05)%	(0.32)%	(0.14)%[7]
Portfolio turnover rate[8]	0%	26%	62%	52%	44%

See footnotes on page 46.

See notes to financial statements.

42

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Resources ETF				IQ Merger Arbitrage ETF
	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30,		For the Period October 26, 2009[1] to April 30, 2010	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30,		For the Period November 16, 2009[1] to April 30, 2010
		2012	2011			2012	2011
Net asset value, beginning of period	$28.95	$33.27	$27.50	$25.00	$26.02	$25.47	$26.34	$25.00

Income from Investment Operations
Net investment income (loss)[2]	0.23	0.39	0.29	0.12	0.00 [3]	(0.03)	0.01	0.03
Net realized and unrealized gain (loss)
on investments	0.10	(4.17)	5.78	2.42	(1.59)	0.58	(0.55)	1.31
Distributions of net realized gains by other
investment companies	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting
from investment operations	0.33	(3.78)	6.07	2.54	(1.59)	0.55	(0.54)	1.34

Distributions from:
Net investment income	—	(0.20)	(0.12)	(0.04)	—	—	(0.01)	(0.00)[4]
Net realized gains	—	(0.34)	(0.18)	—	—	—	(0.32)	—
Total distributions from net investment
income and realized gains	—	(0.54)	(0.30)	(0.04)	—	—	(0.33)	(0.00)[4]
Net asset value, end of period	$29.28	$28.95	$33.27	$27.50	$24.43	$26.02	$25.47	$26.34

Total Return
Total investment return based on net
asset value[5]	1.14%	(11.30)%	22.17%	10.18%	(6.11)%	2.16%	(2.03)%	5.37%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,127	$68,039	$79,854	$8,249	$13,438	$26,019	$22,921	$31,602
Ratio to average net assets of:
Expenses	0.75%[7]	0.75%	0.76%	0.79%[7]	0.76%[7]	0.75%	0.76%	0.77%[7]
Net investment income (loss)	1.68%[7]	1.31%	0.94%	0.93%[7]	0.01%[7]	(0.11)%	0.04%	0.22%[7]
Portfolio turnover rate[8]	77%	178%	117%	158%	216%	365%	365%	141%

See footnotes on page 46.

See notes to financial statements.

43

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Australia Small Cap ETF				IQ Canada Small Cap ETF
	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30,		For the Period March 22, 2010[1] to April 30, 2010	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30,		For the Period March 22, 2010[1] to April 30, 2010
		2012	2011			2012	2011
Net asset value, beginning of period	$23.25	$30.94	$25.64	$25.00	$26.17	$35.44	$26.02	$25.00

Income from Investment Operations
Net investment income (loss)[2]	0.34	0.64	1.03	0.03	0.15	0.16	0.14	(0.01)
Net realized and unrealized gain (loss)
on investments	(2.28)	(5.71)	4.76	0.61	(1.38)	(9.12)	9.75	1.03
Distributions of net realized gains by other
investment companies	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting
from investment operations	(1.94)	(5.07)	5.79	0.64	(1.23)	(8.96)	9.89	1.02

Distributions from:
Net investment income	—	(1.77)	(0.45)	—	—	(0.31)	(0.47)	—
Net realized gains	—	(0.85)	(0.04)	—	—	—	—	—
Total distributions from net investment
income and realized gains	—	(2.62)	(0.49)	—	—	(0.31)	(0.47)	—
Net asset value, end of period	$21.31	$23.25	$30.94	$25.64	$24.94	$26.17	$35.44	$26.02

Total Return
Total investment return based on net
asset value[5]	(8.34)%	(15.08)%	22.71%	2.56%	(4.70)%	(25.24)%	38.15%	4.08%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,851	$16,277	$43,323	$8,973	$24,941	$31,409	$120,492	$9,107
Ratio to average net assets of:
Expenses	0.69%[7]	0.69%	0.69%	0.71%[7]	0.70%[7]	0.69%	0.69%	0.71%[7]
Net investment income (loss)	3.32%[7]	2.49%	3.72%	1.09%[7]	1.29%[7]	0.55%	0.44%	(0.20)%[7]
Portfolio turnover rate[8]	13%	42%	49%	0%[9]	19%	37%	52%	0%

See footnotes on page 46.

See notes to financial statements.

44

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Agribusiness Small Cap ETF			IQ Global Oil Small Cap ETF
	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30, 2012	For the Period March 21, 2011[1] to April 30, 2011	For the Six Months Ended October 31, 2012 (unaudited)	For the Period May 4, 2011[1] to April 30, 2012
Net asset value, beginning of period	$24.82	$27.42	$25.40	$17.58	$19.56

Income from Investment Operations
Net investment income (loss)[2]	0.19	0.22	0.06	0.03	0.21
Net realized and unrealized gain (loss)
on investments	0.14	(2.61)	1.96	(1.18)	(2.07)
Distributions of net realized gains by other
investment companies	—	—	—	—	—
Net increase (decrease) in net assets
resulting from investment operations	0.33	(2.39)	2.02	(1.15)	(1.86)

Distributions from:
Net investment income	—	(0.21)	—	—	(0.12)
Net realized gains	—	—	—	—	—
Total distributions from net investment
income and realized gains	—	(0.21)	—	—	(0.12)
Net asset value, end of period	$25.15	$24.82	$27.42	$16.43	$17.58

Total Return
Total investment return based on net
asset value[5]	1.33%	(8.64)%	7.95%	(6.54)%	(9.40)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,469	$39,709	$54,839	$4,108	$2,637
Ratio to average net assets of:
Expenses	0.75%[7]	0.75%	0.75%[7]	0.76%[7]	0.75%[7]
Net investment income (loss)	1.59%[7]	0.89%	1.96%[7]	0.38%[7]	1.22%[7]
Portfolio turnover rate[8]	10%	26%	0%	21%	10%

See footnotes on page 46.

See notes to financial statements.

45

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ US Real Estate Small Cap ETF		IQ Emerging Markets Mid Cap ETF
	For the Six Months Ended October 31, 2012 (unaudited)	For the Period June 13, 2011[1] to April 30, 2012	For the Six Months Ended October 31, 2012 (unaudited)	For the Period July 12, 2011[1] to April 30, 2012
Net asset value, beginning of period	$20.42	$19.91	$16.70	$19.67

Income from Investment Operations
Net investment income (loss)[2]	0.55	0.73	0.19	0.21
Net realized and unrealized gain (loss) on investments	1.53	0.37	(0.40)	(2.95)
Distributions of net realized gains by other
investment companies	—	—	—	—
Net increase (decrease) in net assets resulting from
investment operations	2.08	1.10	(0.21)	(2.74)

Distributions from:
Net investment income	(0.69)	(0.59)	—	(0.23)
Net realized gains	—	—	—	—
Total distributions from net investment income and
realized gains	(0.69)	(0.59)	—	(0.23)
Net asset value, end of period	$21.81	$20.42	$16.49	$16.70

Total Return
Total investment return based on net asset value[5]	10.46%	6.05%	(1.26)%	(13.74)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,445	$32,669	$1,649	$1,670
Ratio to average net assets of:
Expenses	0.69%[7]	0.69%[7]	0.76%[7]	0.76%[7]
Net investment income (loss)	5.29%[7]	4.43%[7]	2.42%[7]	1.54%[7]
Portfolio turnover rate[8]	11%	11%	0%	72%

1	Commencement of operations.
2	Based on average shares outstanding.
3	Less than $0.005 per share.
4	Greater than $(0.005) per share.
5	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
6	Not annualized.
7	Annualized.
8	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.
9	Portfolio turnover rate for the period was greater than 0% yet less than 0.5%

See notes to financial statements.

46

Notes to Financial Statements
October 31, 2012 (unaudited)

1. ORGANIZATION

IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently comprised of twelve active funds (collectively, the “Funds” and each individually, a “Fund”): IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Real Return ETF, IQ Global Resources ETF, IQ Merger Arbitrage ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ US Real Estate Small Cap ETF, IQ Emerging Markets Mid Cap ETF and IQ Hedge Market Neutral Tracker ETF. The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. The IQ Hedge Multi-Strategy Tracker ETF commenced operations on March 24, 2009; IQ Hedge Macro Tracker ETF commenced operations on June 8, 2009; IQ Hedge Market Neutral Tracker ETF commenced operations on October 4, 2012; IQ Real Return ETF and IQ Global Resources ETF commenced operations on October 26, 2009; IQ Merger Arbitrage ETF commenced operations on November 16, 2009; IQ Australia Small Cap ETF and IQ Canada Small Cap ETF commenced operations on March 22, 2010; IQ Global Agribusiness Small Cap ETF commenced operations on March 21, 2011; IQ Global Oil Small Cap ETF commenced operations on May 4, 2011; IQ US Real Estate Small Cap ETF commenced operations on June 13, 2011 and IQ Emerging Markets Mid Cap ETF commenced operations on July 12, 2011.

The investment objective of the IQ Hedge Multi-Strategy Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors, LLC (the “Advisor”), the Funds’ investment advisor. The objective of the IQ Hedge Multi-Strategy Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles, which may include but are not limited to global macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers.

The investment objective of the IQ Hedge Macro Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Macro Index, developed by IndexIQ. The objective of the IQ Hedge Macro Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy.

The investment objective of the IQ Hedge Market Neutral Tracker ETF is to seek results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Market Neutral Index, developed by IndexIQ. The objective of the IQ Hedge Market Neutral Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds pursuing a market neutral strategy.

The investment objective of the IQ Real Return ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Real Return Index, developed by IndexIQ. The objective of the IQ Real Return Index is to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the Consumer Price Index, a leading government measure of inflation in the U.S. economy.

The investment objective of the IQ Global Resources ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Resources Index, developed by IndexIQ. The objective of the IQ Global Resources Index is to use momentum and valuation factors to identify global companies that operate in commodity-specific market segments and whose equity securities trade in developed markets, including the U.S.

The investment objective of the IQ Merger Arbitrage ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Merger Arbitrage Index, developed by IndexIQ. The objective of the IQ Merger Arbitrage Index is to seek to identify investment opportunities in the acquisition and merger market segment globally.

47

Notes to Financial Statements (continued)
October 31, 2012 (unaudited)

The investment objective of the IQ Australia Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Australia Small Cap Index, developed by IndexIQ. The objective of the IQ Australia Small Cap Index is to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Australia.

The investment objective of the IQ Canada Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Canada Small Cap Index, developed by IndexIQ. The objective of the IQ Canada Small Cap Index is to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Canada.

The investment objective of the IQ Global Agribusiness Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Agribusiness Small Cap Index, developed by IndexIQ. The objective of the IQ Global Agribusiness Small Cap Index is to track the overall performance of the global small capitalization sector of publicly traded companies engaged in the agribusiness sector.

The investment objective of the IQ Global Oil Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Oil Small Cap Index, developed by IndexIQ. The objective of the IQ Global Oil Small Cap Index is to track the overall performance of the global small cap companies engaged in the oil sector, including in the areas of exploration and production, refining and marketing, and equipment, services and drilling.

The investment objective of the IQ US Real Estate Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ US Real Estate Small Cap Index, developed by IndexIQ. The objective of the IQ US Real Estate Small Cap Index is to track the overall performance of the small capitalization U.S. real estate companies.

The investment objective of the IQ Emerging Markets Mid Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Emerging Markets Mid Cap Index, developed by IndexIQ. The objective of the IQ Emerging Markets Mid Cap Index is to track the overall performance of the mid capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in the emerging markets.

Investors may find the financial statements of any issuer whose securities represent a significant amount of a Fund’s assets on the SEC’s website (www.sec.gov).

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

These financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) of each Fund is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange Arca (“NYSE”) is open for trading. NAV per share is calculated by dividing a fund’s net assets by the number of fund shares outstanding. Securities, investment funds and futures traded on any recognized national or foreign stock exchange are valued at the last quoted sale price, or if no

48

Notes to Financial Statements (continued)
October 31, 2012 (unaudited)

sale price is available, at the bid price. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected to affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value. Investments in open end regulated investment companies are valued at net asset value. Price information on ETFs is taken from the exchange where the security is primarily traded.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

49

Notes to Financial Statements (continued)
October 31, 2012 (unaudited)

Transfers between levels, if any, are considered to have occurred at the beginning of the reporting period. Level 3 transfers and the reasons for these transfers are detailed in the Level 3 reconciliation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of October 31, 2012 in valuing the Funds’ assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
IQ Hedge Multi-Strategy Tracker ETF
Assets
Investment Companies*	$237,319,246	$—	$—	$237,319,246
Other Financial Instruments**	262,739	—	—	262,739
Short-Term Investments	75,120,827	—	—	75,120,827
Total	$312,702,812	$—	$—	$312,702,812
Liabilities
Other Financial Instruments**	(51,191)	—	—	(51,191)
Total	$(51,191)	$—	$—	$(51,191)
IQ Hedge Macro Tracker ETF
Assets
Investment Companies*	$38,259,840	$—	$—	$38,259,840
Other Financial Instruments**	31,122	—	—	31,122
Short-Term Investments	4,295,465	—	—	4,295,465
Total	$42,586,427	$—	$—	$42,586,427
Liabilities
Other Financial Instruments**	(5,999)	—	—	(5,999)
Total	$(5,999)	$—	$—	$(5,999)
IQ Hedge Market Neutral Tracker ETF
Assets
Investment Companies*	$5,690,980	$—	$—	$5,690,980
Other Financial Instruments**	2,261	—	—	2,261
Short-Term Investment	550,285	—	—	550,285
Total	$6,243,526	$—	$—	$6,243,526
IQ Real Return ETF
Assets
Investment Companies*	$39,579,398	$—	$—	$39,579,398
Short-Term Investments	7,725,819	—	—	7,725,819
Total	$47,305,217	$—	$—	$47,305,217
IQ Global Resources ETF
Assets
Common Stocks†	$68,570,456	$—	$—	$68,570,456
Other Financial Instruments**	269,279	—	—	269,279
Short-Term Investments	10,432,369	—	—	10,432,369
Total	$79,272,104	$—	$—	$79,272,104
IQ Merger Arbitrage ETF
Assets
Common Stocks*	$11,653,354	$—	$—	$11,653,354
Other Financial Instruments**	42,413	—	—	42,413
Short-Term Investments	2,104,988	—	—	2,104,988
Total	$13,800,755	$—	$—	$13,800,755

50

Notes to Financial Statements (continued)
October 31, 2012 (unaudited)

	Level 1	Level 2	Level 3		Total
IQ Australia Small Cap ETF
Assets
Common Stocks*	$13,708,532	$—	$—	***	$13,708,532
Short-Term Investment	2,527,107	—	—		2,527,107
Total	$16,235,639	$—	$—		$16,235,639
IQ Canada Small Cap ETF
Assets
Common Stocks*	$24,709,992	$11,001	$—		$24,720,993
Short-Term Investment	4,447,861	—	—		4,447,861
Total	$29,157,853	$11,001	$—		$29,168,854
IQ Global Agribusiness Small Cap ETF
Assets
Common Stocks†	$36,103,048	$—	$—		$36,103,048
Short-Term Investments	3,857,931	—	—		3,857,931
Total	$39,960,979	$—	$—		$39,960,979
IQ Global Oil Small Cap ETF
Assets
Common Stocks†	$4,050,441	$—	$—		$4,050,441
Warrant†	8	—	—		8
Short-Term Investments	56,905	—	—		56,905
Total	$4,107,354	$—	$—		$4,107,354
IQ US Real Estate Small Cap ETF
Assets
Common Stocks*	$17,432,652	$—	$—		$17,432,652
Short-Term Investment	288,553	—	—		288,553
Total	$17,721,205	$—	$—		$17,721,205
IQ Emerging Markets Mid Cap ETF
Assets
Common Stocks†	$1,578,476	$—	$—		$1,578,476
Short-Term Investments	59,564	—	—		59,564
Total	$1,638,040	$—	$—		$1,638,040

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Derivative instruments, including swap transactions and futures contracts, are recorded at the net unrealized appreciation (depreciation) on the instrument.
***	Includes Level 3 security valued at $0.
†	Please refer to the Schedule of Investments to view securities segregated by country.

The following is a summary of transfers between Level 1 and Level 2 fair value measurements that occurred during the period ended October 31, 2012.

Fund	Transfers from Level 1 to Level 2[1]	Transfers from Level 2 to Level 1[2]
IQ Canada Small Cap ETF	$100,244		$—
IQ Global Oil Small Cap ETF	$—	$	—[3]

1	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market.
2	Transfers from Level 2 to Level 1 are as a result of the availability of a quoted price in an active market.
3	Includes Level 2 security valued at $0.

As of October 31, 2012, the IQ Australia Small Cap ETF held shares of a Level 3 security, Virgin Australia International Holdings Ltd., which were valued at zero based on qualitative factors, including the fact that the entire position was worth 22 cents (AUD) before accounting for an illiquidity discount on account of the fact that the shares were un-listed and, based on conversations with brokers, not transferable for any value.

51

Notes to Financial Statements (continued)
October 31, 2012 (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. All transfers in or out of Level 3 are done using the beginning of period method.

IQ Global Agribusiness Small Cap ETF	Common Stock
Balance as of April 30, 2012	$—
Sales	(23,005)
Realized gain (loss)	(526,082)
Change in unrealized depreciation	549,087
Balance as of October 31, 2012	$—
Net change in unrealized appreciation/depreciation from investments still held
as of October 31, 2012 was:	$—

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), by distributing substantially all of its net investment income and net realized gains to shareholders. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends’ paid deduction. Net investment income and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Code. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year. The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Funds for the period from commencement of operations through October 31, 2012 are open for examination.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in

52

Notes to Financial Statements (continued)
October 31, 2012 (unaudited)

the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized and unrealized gains/(losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Securities Lending

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations. The value of loaned securities and related collateral outstanding at October 31, 2012 are shown in the Schedules of Investments and Statements of Assets and Liabilities.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The Funds’ investment income, expenses and unrealized and realized gains and losses are allocated daily. The Funds distribute substantially all of their net investment income to shareholders in the form of dividends. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date.

Recent Accounting Pronouncements

In May 2011, the International Accounting Standards Board (“FASB”) and the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the Funds’ financial statements.

53

Notes to Financial Statements (continued)
October 31, 2012 (unaudited)

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Funds pay the Advisor an advisory fee, based on of the average daily net assets of each Fund, at the following annual rates:

Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ Hedge Market Neutral Tracker ETF	0.75%
IQ Real Return ETF	0.48%
IQ Global Resources ETF	0.75%
IQ Merger Arbitrage ETF	0.75%
IQ Australia Small Cap ETF	0.69%
IQ Canada Small Cap ETF	0.69%
IQ Global Agribusiness Small Cap ETF	0.75%
IQ Global Oil Small Cap ETF	0.75%
IQ US Real Estate Small Cap ETF	0.69%
IQ Emerging Markets Mid Cap ETF	0.75%

Such fee is accrued daily and paid monthly. On May 19, 2011, the sub-advisory agreement between the Advisor and Esposito Partners, LLC (“Esposito”), pursuant to which Esposito acted as sub-advisor to the IQ Merger Arbitrage ETF, was terminated, and the Advisor assumed day-to-day portfolio management responsibility for the Fund.

The Advisor has agreed to pay all expenses of the Funds, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Funds’ chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

Distribution

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Services Agreement. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board of Trustees of the Trust, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. ORGANIZATIONAL AND OFFERING COSTS

Expenses incurred in connection with organizing and the offering of the Trust and the Funds were paid by the Advisor. The Funds do not have an obligation to reimburse the Advisor or its affiliates for organizational and offering expenses paid on their behalf.

54

Notes to Financial Statements (continued)
October 31, 2012 (unaudited)

5. CAPITAL SHARE TRANSACTIONS

As of October 31, 2012, there was an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. FEDERAL INCOME TAX

At October 31, 2012, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$306,701,984	$5,738,089	$—	$5,738,089
IQ Hedge Macro Tracker ETF	41,621,711	2,157,091	(1,223,497)	933,594
IQ Hedge Market Neutral ETF	6,242,828	1,817	(3,380)	(1,563)
IQ Real Return ETF	47,095,825	303,714	(94,322)	209,392
IQ Global Resources ETF	76,511,863	5,178,855	(2,687,893)	2,490,962
IQ Merger Arbitrage ETF	14,136,488	342,226	(720,372)	(378,146)
IQ Australia Small Cap ETF	18,826,233	1,350,417	(3,941,011)	(2,590,594)
IQ Canada Small Cap ETF	36,974,132	1,558,498	(9,363,776)	(7,805,278)
IQ Global Agribusiness Small Cap ETF	43,042,532	2,427,435	(5,508,988)	(3,081,553)
IQ Global Oil Small Cap ETF	4,703,848	67,969	(664,463)	(596,494)
IQ US Real Estate Small Cap ETF	17,150,868	981,530	(411,193)	570,337
IQ Emerging Markets Mid Cap ETF	1,901,432	97,900	(361,292)	(263,392)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, pass through investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at October 31, 2012.

At April 30, 2012, the components of earnings/loss on a tax-basis were as follows:

Fund	Undistributed Net Investment Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Total Earnings/ (Losses)
IQ Hedge Multi-Strategy Tracker ETF	$509,353	$(15,307,015)	$2,504,853	$(12,292,809)
IQ Hedge Macro Tracker ETF	126,609	(2,082,246)	731,647	(1,223,990)
IQ Real Return ETF	(11,260)	(99,001)	101,619	(8,642)
IQ Global Resources ETF	507,665	(11,423,174)	(1,738,280)	(12,653,789)
IQ Merger Arbitrage ETF	24,413	(1,628,637)	761,516	(842,708)
IQ Australia Small Cap ETF	254,721	(2,974,341)	(2,327,629)	(5,047,249)
IQ Canada Small Cap ETF	237,082	(7,369,122)	(8,720,332)	(15,852,372)
IQ Global Agribusiness Small Cap ETF	134,721	(2,516,990)	(3,636,919)	(6,019,188)
IQ Global Oil Small Cap ETF	10,760	(80,835)	(402,342)	(472,417)
IQ US Real Estate Small Cap ETF	154,244	(208,167)	1,793,518	1,739,595
IQ Emerging Markets Mid Cap ETF	75,558	(462,101)	(222,053)	(608,596)

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, swap contracts and post-October losses.

55

Notes to Financial Statements (continued)
October 31, 2012 (unaudited)

At April 30, 2012, the effect of permanent book/tax reclassifications resulted in increases(decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/ (Accumulated Net Investment Loss)	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in Capital
IQ Hedge Multi-Strategy Tracker ETF	$(133,378)	$(6,453,193)	$6,586,571
IQ Hedge Macro Tracker ETF	(11,559)	(848,397)	859,956
IQ Real Return ETF	4,783	(604,937)	600,154
IQ Global Resources ETF	(141,234)	(6,158,240)	6,299,474
IQ Merger Arbitrage ETF	(51,073)	(196,265)	247,338
IQ Australia Small Cap ETF	319,319	(186,274)	(133,045)
IQ Canada Small Cap ETF	276,710	3,009,351	(3,286,061)
IQ Global Agribusiness Small Cap ETF	(44,468)	(1,380,553)	1,425,021
IQ Global Oil Small Cap ETF	(904)	(150,908)	151,812
IQ US Real Estate Small Cap ETF	0	(791,598)	791,598
IQ Emerging Markets Mid Cap ETF	67,178	59,391	(126,569)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of net operating losses, distribution reclassifications and foreign currency reclassifications.

The tax character of distributions paid during the years ended April 30, 2012 and 2011 were as follows:

	2012		2011

Fund	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
IQ Hedge Multi-Strategy Tracker ETF	$2,465,773	$—	$1,865,556	$—
IQ Hedge Macro Tracker ETF	349,947	—	133,209	—
IQ Real Return ETF	—	70,733	1,985	—
IQ Global Resources ETF	1,183,908	—	414,505	—
IQ Merger Arbitrage ETF	—	—	312,056	—
IQ Australia Small Cap ETF	1,908,146	54,281	438,192	—
IQ Canada Small Cap ETF	400,361	—	468,240	—
IQ Global Agribusiness Small Cap ETF	331,760	—	—	—
IQ Global Oil Small Cap ETF	12,378	—	—	—
IQ US Real Estate Small Cap ETF	328,571	—	—	—
IQ Emerging Markets Mid Cap ETF	23,390	—	—	—

Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2012, the Funds incurred and elected to defer to May 1, 2012 post-October losses and late year ordinary losses of:

Fund	Late Year Ordinary Losses	Post-October Capital Losses
IQ Hedge Multi-Strategy Tracker ETF	$—	$4,376,700
IQ Hedge Macro Tracker ETF	—	1,070,921
IQ Real Return ETF	11,260	20,641
IQ Global Resources ETF	—	3,368,295
IQ Merger Arbitrage ETF	—	157,684
IQ Australia Small Cap ETF	—	1,510,262
IQ Canada Small Cap ETF	—	1,441,889
IQ Global Agribusiness Small Cap ETF	—	744,384
IQ Global Oil Small Cap ETF	—	40,965
IQ US Real Estate Small Cap ETF	—	190,225
IQ Emerging Markets Mid Cap ETF	—	275,249

56

Notes to Financial Statements (continued)
October 31, 2012 (unaudited)

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

At April 30, 2012, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. For the year ended April 30, 2012, there were no capital loss carryforwards utilized or expired. These loss carryforwards expire in amounts and fiscal years as follows:

Fund	April 30, 2018	April 30, 2019	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration
IQ Hedge Multi-Strategy Tracker ETF	$841,667	$5,603,304	$4,169,832	$315,512
IQ Hedge Macro Tracker ETF	80,017	531,209	400,099	—
IQ Real Return ETF	—	—	78,360	—
IQ Global Resources ETF	—	—	8,054,879	—
IQ Merger Arbitrage ETF	—	971,183	355,189	144,581
IQ Australia Small Cap ETF	—	—	1,089,836	374,243
IQ Canada Small Cap ETF	—	161,421	5,765,812	—
IQ Global Agribusiness Small Cap ETF	—	—	1,772,606	—
IQ Global Oil Small Cap ETF	—	—	39,870	—
IQ US Real Estate Small Cap ETF	—	—	17,942	—
IQ Emerging Markets Mid Cap ETF	—	—	186,852	—

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2012 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$153,991,706	$104,234,293	$86,785,512	$26,412,372
IQ Hedge Macro Tracker ETF	26,590,423	22,144,371	10,095,000	25,341,229
IQ Hedge Market Neutral Tracker ETF	—	—	5,692,544	—
IQ Real Return ETF	10,037,011	8,905,549	18,425,375	7,800,271
IQ Global Resources ETF	48,216,967	51,436,214	20,243,460	9,759,877
IQ Merger Arbitrage ETF	34,034,179	31,822,391	—	9,747,322
IQ Australia Small Cap ETF	1,885,535	1,799,821	—	966,886
IQ Canada Small Cap ETF	5,046,368	4,933,356	—	4,638,211
IQ Global Agribusiness Small Cap ETF	3,732,692	3,581,203	3,440,071	6,955,960
IQ Global Oil Small Cap ETF	611,906	606,526	2,553,496	831,559
IQ US Real Estate Small Cap ETF	3,886,723	2,805,707	14,382,741	32,960,700
IQ Emerging Markets Mid Cap ETF	—	—	—	—

57

Notes to Financial Statements (continued)
October 31, 2012 (unaudited)

8. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts

Certain Funds may invest in futures contracts (“futures”) in order to replicate exposures to their respective underlying index components. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No price is paid or received by a Fund upon the purchase of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuate making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. During the period, the IQ Hedge Multi-Strategy Tracker ETF utilized futures contracts to effect short exposure to emerging markets equity returns, international currency returns and commodity returns, the IQ Hedge Macro Tracker ETF utilized futures contracts to effect short exposure to U.S. small cap equity returns, international currency returns and commodity returns, and the IQ Hedge Market Neutral Tracker ETF utilized futures contracts to effect short exposure to international currency returns and small cap equity returns. In addition, the IQ Merger Arbitrage ETF and IQ Global Resources ETF both utilized futures contracts to effect short exposure to U.S. and international equity returns.

The open futures contracts at October 31, 2012 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Swap Transactions

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.

When the Funds have an unrealized loss on a swap agreement, the Funds have instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate.

Certain Funds use total return swaps to achieve the same exposures as their underlying index components. Total return swaps give the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where a Fund has the right to receive the depreciation in value of a specified security, index or other instrument. If the underlying asset in a total return swap declines over the term of the swap, a Fund may also be required to pay the dollar value of that to the counterparty. The Funds segregate or receive liquid assets, which may include securities, cash, or cash equivalents, to cover the daily marked-to-market net obligations under outstanding swap agreements. During the period, the IQ Hedge Multi-Strategy Tracker ETF utilized swaps to effect long exposure to the convertible bond and mid-term volatility asset classes and short exposure to the real estate asset class. In addition, the IQ Hedge Macro Tracker ETF utilized swaps to effect long exposure to the mid-term volatility asset class, the IQ Hedge Market Neutral Tracker ETF utilized swaps to effect long exposure to the convertible bond asset class and the IQ Emerging Markets Mid Cap ETF utilized swaps to effect long exposure to Indian equities. In all cases, the Funds’ swap exposures were consistent with the exposure of the Funds’ underlying indexes. At October 31, 2012, the IQ Hedge Multi-Strategy Tracker ETF and IQ Hedge Macro Tracker ETF posted $6,604,318 and $113,760, respectively, as collateral for swaps.

58

Notes to Financial Statements (continued)
October 31, 2012 (unaudited)

Pursuant to documentation governing the Funds’ swap transactions with Morgan Stanley Capital Services Inc. (“Morgan Stanley”), Morgan Stanley has the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. As of October 31, 2012, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts.

At October 31, 2012, the fair values of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Asset Derivatives
	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Unrealized appreciation on futures contracts[1]	$262,739	$262,739
IQ Hedge Macro Tracker ETF
Unrealized appreciation on futures contracts[1]	31,122	31,122
IQ Hedge Market Neutral Tracker ETF
Unrealized appreciation on futures contracts[1]	2,261	2,261
IQ Global Resources ETF
Unrealized appreciation on futures contracts[1]	269,279	269,279
IQ Merger Arbitrage ETF
Unrealized appreciation on futures contracts[1]	42,413	42,413

Liability Derivatives
	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Unrealized depreciation on futures contracts[1]	$51,191	$51,191
IQ Hedge Macro Tracker ETF
Unrealized depreciation on futures contracts[1]	5,999	5,999

1	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2012, were as follows:

	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Futures contracts	$(424,476)	$(424,476)
Swap transactions	171,751	171,751
Total realized loss	$(252,725)	$(252,725)
Change in Unrealized appreciation (depreciation)
Futures contracts	$154,952	$154,952
IQ Hedge Macro Tracker ETF
Realized loss
Futures contracts	$(200,371)	$(200,371)
Swap transactions	(408,253)	(408,253)
Total realized loss	$(608,624)	$(608,624)
Change in Unrealized appreciation (depreciation)
Futures contracts	$34,729	$34,729

59

Notes to Financial Statements (continued)
October 31, 2012 (unaudited)

	Equity Risk	Total
IQ Hedge Market Neutral Tracker ETF
Realized gain (loss)
Futures contracts	$4	$4
Swap transactions	(3,682)	(3,682)
Total realized loss	$(3,678)	$(3,678)
Change in Unrealized appreciation (depreciation)
Futures contracts	$2,261	$2,261
IQ Global Resources ETF
Realized loss
Futures contracts	$(618,587)	$(618,587)
Change in Unrealized appreciation (depreciation)
Futures contracts	$175,714	$175,714
IQ Merger Arbitrage ETF
Realized gain
Futures contracts	$36,488	$36,488
Change in Unrealized appreciation (depreciation)
Futures contracts	$22,813	$22,813
IQ Emerging Markets Mid Cap ETF
Realized loss
Swap transactions	$(74,248)	$(74,248)
Change in Unrealized depreciation (depreciation)
Swap transactions	$15	$15

For the period ended October 31, 2012, the monthly average volume of the derivatives held by the Funds were as follows:

Fund	Number of Futures Contracts	Market Value of Futures Contracts
IQ Hedge Multi-Strategy Tracker ETF	(309)	$(17,376,645)
IQ Hedge Macro Tracker ETF	(43)	(3,409,262)
IQ Hedge Market Neutral Tracker ETF	(2) [1]	(162,674)[1]
IQ Global Resources ETF	(197)	(13,941,214)
IQ Merger Arbitrage ETF	(43)	(2,987,050)

Fund		Notional Amount of Swap Contracts
IQ Hedge Multi-Strategy Tracker ETF		$6,436,521
IQ Hedge Macro Tracker ETF		789,816
IQ Hedge Market Neutral Tracker ETF		444,977 [1]
IQ Emerging Markets Mid Cap ETF		40,262

1	IQ Hedge Market Neutral Tracker ETF commenced operations on October 4, 2012.
60

Notes to Financial Statements (continued)
October 31, 2012 (unaudited)

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Fund of Funds Risk*

Certain of the Funds’ investment performance, because they are funds of funds, depends on the investment performance of the underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees, if any, of the underlying ETFs in which it invests.

Exchange Traded Vehicle Risk*

Unlike an investment in a mutual fund, the value of the Funds’ investments in ETFs, exchange-traded vehicles (“ETVs”) and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop, or exchange trading halts or de-listings. Federal law prohibits the Funds from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Funds from allocating their investments to ETFs in an optimal manner.

Index Risk

The underlying Indexes have limited historical performance data that is not predictive of future results. In addition, the underlying Indexes and the Funds rebalance only on a monthly or quarterly basis, which may cause the performance of the underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

Industry Concentration Risk

A Fund will not invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Tracking Error Risk

Each Fund’s performance may not match its underlying Index during any period of time. Although each Fund attempts to track the performance of its underlying Index, a Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor to match the performance of the underlying Indexes may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the underlying Index does not incur.

Foreign Securities Risk

Certain of the Funds invest directly or indirectly (through underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Small Capitalization Companies Risk**

Certain of the Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.

61

Notes to Financial Statements (continued)
October 31, 2012 (unaudited)

New Fund Risk***

Certain of the Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Indexes than they otherwise would be at higher asset levels or they could ultimately liquidate.

*	Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF and IQ Real Return ETF.
**	Applies to IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF and IQ US Real Estate Small Cap ETF.
***	Applies to IQ Hedge Market Neutral Tracker ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ US Real Estate Small Cap ETF and IQ Emerging Markets Mid Cap ETF.

10. SUBSEQUENT EVENTS

On December 3, 2012, the Board of Trustees of the Trust authorized an orderly liquidation of IQ Emerging Markets Mid Cap ETF (the “Liquidating Fund”). The Trust’s Board of Trustees determined that closing the Liquidating Fund was in the best interests of the Liquidating Fund and its shareholders. The Liquidating Fund was closed to new investors and discontinued trading on the NYSE Arca, Inc. effective at the market close on December 18, 2012. Shareholders of record remaining on December 28, 2012 will receive cash at the net asset value of their shares as of that date, which will include any capital gains and dividends as of such date.

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no other material events that would require disclosure.

62

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust's Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, year of birth, address and principal occupations during the past five years for each Trustee and Officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Independent Trustees
Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee
Reena Aggarwal 1957	Trustee	Since August 2008	Deputy Dean, McDonough School of Business, Georgetown University (2006 to 2008); Visiting Professor of Finance, Sloan School of Management, MIT (2005 to 2006); Interim Dean, McDonough School of Business, Georgetown University (2004 to 2005); Stallkamp Faculty Fellow and Professor of Finance, McDonough School of Business, Georgetown University (2003 to present).	13	FBR Funds (2006-2011)

Gene Chao 1970	Trustee	Since August 2008	Vice President, Global Industries Strategy & Solutions, Juniper Networks (2011 to present); Vice President and GM, Global Network, Hewlett-Packard (2010 to 2011); Vice President, Strategic Services, Dimension Data, Americas (2007 to 2010); Senior Vice President, Strategic Outsourcing, France Telecom Americas (2004 to 2007).	13	None

Interested Trustees[5]

Adam S. Patti 1970	Chairman and Trustee President and Principal Executive Officer	Since November 2008 Since July 2008	Chairman, Trustee, President and Principal Executive, lndexIQ Trust (2008 to present); Chief Executive Officer, the Advisor (2007 to present); Chief Executive Officer, IndexIQ. (2006 to present); Associate Publisher, Time Inc. (2006).	13	None

Officers of the Trust
Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
Gregory D. Bassuk 1972	Secretary	Since July 2008	Chief Compliance Officer, the Advisor (2008 to present); Secretary, IndexIQ Trust
(2008 to present); Chairman and Trustee, IndexIQ ETF Trust (July 2008 to
November 2008); Chairman and Trustee, IndexIQ Trust (February 2008 to
November 2008); Chief Operating Officer, the Advisor (2007 to present); Chief
Operating Officer, IndexIQ (2006 to present); Director, Time Inc. (2004 to 2006).

David Fogel 1971	Treasurer, Principal Financial Officer and Chief Compliance Officer Executive Vice President	Since October 2008 Since June 2011	Executive Vice President, IndexIQ Trust (2011 to present); Treasurer, Principal
Financial Officer and Chief Compliance Officer, IndexIQ Trust (2008 to present);
Executive Vice President, IndexIQ (2006 to present); Vice President, Groton
Partners LLC (2005 to 2006).

1	The address of each Trustee or Officer is c/o IndexIQ, 800 Westchester Avenue, Suite N-611, Rye Brook, New York 10573.
2	Trustees and Officers serve until their successors are duly elected and qualified.
3	Principal occupations(s) of the Trustees may cover more than the past five years.
4	The Funds are part of a "fund complex" as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor.
5	Mr. Patti is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.
63

SEMI-ANNUAL REPORT | OCTOBER 31, 2012

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Real Return ETF
IQ Global Resources ETF
IQ Merger Arbitrage ETF
IQ Australia Small Cap ETF
IQ Canada Small Cap ETF
IQ Global Agribusiness Small Cap ETF
IQ Global Oil Small Cap ETF
IQ US Real Estate Small Cap ETF
IQ Emerging Markets Mid Cap ETF

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue,
Suite N-611
Rye Brook, NY 10573

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Katten Muchin Rosenman, LLP
575 Madison Avenue
New York, New York 10022

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: IndexIQ ETF Trust

By:      /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: January 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: IndexIQ ETF Trust

By:      /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: January 2, 2013

By: /s/ David L. Fogel

David L. Fogel, Principal Financial Officer

Date: January 2, 2013